Money Market Funds

Prospectus

UBS RMA

Money Market Portfolio

U.S. Government Portfolio

Tax-Free Fund

California Municipal Money Fund

New York Municipal Money Fund

New Jersey Municipal Money Fund

Prospectus

August 29, 2011

Ticker symbols:

Money Market Portfolio  RMAXX

U.S. Government Portfolio  RUSXX

Tax-Free Fund  RTFXX

California Municipal Money Fund  RCAXX

New York Municipal Money Fund  RNYXX

New Jersey Municipal Money Fund  KNJXX

This prospectus offers shares of these money market funds primarily to participants in the
UBS Financial Services Inc. Resource Management Account® (RMA®) Program, the
UBS Financial Services Inc. Business Services Account BSA® Program and certain
UBS Financial Services Inc. advisory programs.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the funds' shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

Not FDIC Insured. May lose value. No bank guarantee.

UBS RMA

Contents

The funds

What every investor should know about the funds

Fund summaries

Money Market Portfolio	Page 3

U.S. Government Portfolio	Page 6

Tax-Free Fund	Page 9

California Municipal Money Fund	Page 12

New York Municipal Money Fund	Page 15

New Jersey Municipal Money Fund	Page 18

More information about the funds	Page 21

Your investment

Information for managing your fund account

Managing your fund account	Page 26

—Buying shares	Page 26

—Selling shares	Page 28

—Additional information about your account	Page 29

—Market timing	Page 30

—Pricing and valuation	Page 30

Additional information

Additional important information about the funds

Management	Page 31

Dividends and taxes	Page 32

Disclosure of portfolio holdings	Page 33

Financial highlights	Page 35

Where to learn more about the funds	Back Cover

The funds are not complete or balanced investment programs.

UBS Global Asset Management

Money Market Portfolio
Fund summary

Investment objective

Maximum current income consistent with liquidity and conservation of capital.

Fees and expenses

These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder transaction expenses (fees paid directly from your investment):

Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	None
Maximum deferred sales charge (load) (as a % of offering price)	None
Maximum account fee
UBS Financial Services Inc. RMA Program	$150
UBS Financial Services Inc. Business Services Account BSA Program	$150

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment):

Management fees*	0.34%
Service (12b-1) fees	None
Service (non-12b-1) fees*	0.15%
Miscellaneous expenses	0.06%
Other expenses	0.21%
Total annual fund operating expenses	0.55%

*  Restated to reflect current expenses.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 yr.	3 yrs.	5 yrs.	10 yrs.
Money Market Portfolio	$56	$176	$307	$689

This example does not reflect RMA/Business Services Account BSA program fees.

Principal strategies

Principal investments

The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. To do this, the fund invests in a diversified portfolio of high quality money market instruments of governmental and private issuers.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. The fund invests in foreign money market instruments only if they are denominated in US dollars.

Management process

UBS Global Asset Management (Americas) Inc. ("UBS Global AM") acts as the fund's investment advisor. As investment advisor, UBS Global AM makes the fund's investment decisions. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions. UBS Global AM considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.

Principal risks

All investments carry a certain amount of risk, and the fund cannot guarantee that it will achieve its investment

UBS Global Asset Management

objective. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

Credit risk: Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

Interest rate risk: The value of the fund's investments generally will fall when short-term interest rates rise, and its yield will tend to lag behind prevailing rates.

Foreign investing risk: The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad. However, because the fund's foreign investments must be denominated in US dollars, it generally is not subject to the risk of changes in currency valuations.

US Government securities risk: There are different types of US government securities with different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a US government-sponsored entity, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are therefore riskier than those that are.

Liquidity risk: Although the fund invests in a diversified portfolio of high quality instruments, the fund's investments may become less liquid as a result of market developments or adverse investor perception.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the investment advisor may not produce the desired results.

Performance

Risk/return bar chart and table

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year. The table that follows the bar chart shows the average annual returns over various time periods for the fund's shares.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

Total Return

Total return January 1 to June 30, 2011: 0.00% (Actual total return was 0.0049%)
Best quarter during years shown—1st quarter, 2001: 1.34%
Worst quarter during years shown—3rd quarter, 2009 & 1st, 2nd & 3rd quarters, 2010: 0.00%
(Actual total return was 0.0024%)

Updated performance information is available by contacting your Financial Advisor or by calling 1-888-793 8637 (Option #1).

UBS Global Asset Management

Average annual total returns

(for the periods ended December 31, 2010)

One year	0.01%
Five years	2.34
Ten years	2.12

Investment advisor

UBS Global Asset Management (Americas) Inc. ("UBS Global AM") serves as the investment advisor to the fund.

Purchase & sale of fund shares

You must be a client of UBS Financial Services Inc. or a client of certain affiliated firms to purchase fund shares. You may purchase or sell fund shares by contacting your Financial Advisor. The fund has a $5,000 minimum investment requirement for investors purchasing shares of the fund by withdrawing from certain deposit account sweep arrangements. The fund has no minimum to add to an account. Shares of the fund may be purchased or redeemed through your Financial Advisor on any business day on which the Boston offices of the fund's custodian and the New York City offices of UBS Financial Services Inc. and its bank are all open for business.

Tax information

The dividends and distributions you receive from the fund are taxable and will generally be taxed as ordinary income, capital gains or some combination of both. If you hold shares through a tax-exempt account or plan, such as an individual retirement account or 401(k) plan, dividends and distributions on your shares generally will not be subject to tax before distributions are made to you from the account or plan.

Payments to broker-dealers and other financial intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your Financial Advisor to recommend the fund over another investment. Ask your Financial Advisor or visit your financial intermediary's Web site for more information.

UBS Global Asset Management

U.S. Government Portfolio
Fund summary

Investment objective

Maximum current income consistent with liquidity and conservation of capital.

Fees and expenses

These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder transaction expenses (fees paid directly from your investment):

Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	None
Maximum deferred sales charge (load) (as a % of offering price)	None
Maximum account fee
UBS Financial Services Inc. RMA Program	$150
UBS Financial Services Inc. Business Services Account BSA Program	$150

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment):

Management fees*	0.35%
Service (12b-1) fees*	0.15%
Other expenses	0.04%
Total annual fund operating expenses	0.54%

*  Restated to reflect current expenses.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 yr.	3 yrs.	5 yrs.	10 yrs.
U.S. Government Portfolio	$55	$173	$302	$677

This example does not reflect RMA/Business Services Account BSA program fees.

Principal strategies

Principal investments

The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. To do this, the fund invests in a diversified portfolio of high quality, US government money market instruments and in related repurchase agreements.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. Under normal circumstances, the fund invests at least 80% of its net assets in US government securities, including government securities subject to repurchase agreements. Many US government money market instruments pay income that is generally exempt from state and local income tax, although it may be subject to corporate franchise tax in some states.

The fund may invest a significant percentage of its assets in repurchase agreements. Repurchase agreements are transactions in which the fund purchases government securities and simultaneously commits to resell them to the same counterparty at a future time and at a price reflecting a market rate of interest. Income from repurchase agreements may not be exempt from state and local income taxation. Repurchase agreements often offer a higher yield than investments directly in government securities. In deciding whether an investment in a repurchase agreement is more attractive than a direct investment in government securities, the fund considers the possible loss of this tax advantage.

Management process

UBS Global Asset Management (Americas) Inc. ("UBS Global AM") acts as the fund's investment advisor. As investment advisor, UBS Global AM makes the fund's

UBS Global Asset Management

investment decisions. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions.

Principal risks

All investments carry a certain amount of risk, and the fund cannot guarantee that it will achieve its investment objective. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

Credit risk: Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

US Government securities risk: There are different types of US government securities with different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a US government-sponsored entity, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are therefore riskier than those that are.

Interest rate risk: The value of the fund's investments generally will fall when short-term interest rates rise, and its yield will tend to lag behind prevailing rates.

Liquidity risk: Although the fund invests in a diversified portfolio of high quality instruments, the fund's investments may become less liquid as a result of market developments or adverse investor perception.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the investment advisor may not produce the desired results.

Performance

Risk/return bar chart and table

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year. The table that follows the bar chart shows the average annual returns over various time periods for the fund's shares.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

Total Return

Total return January 1 to June 30, 2011: 0.00% (Actual total return was 0.0049%)
Best quarter during years shown—1st quarter, 2001: 1.28%
Worst quarters during years shown—2nd & 3rd quarters, 2009 & 1st, 2nd & 3rd quarters, 2010: 0.00%
(Actual total return was 0.0024%)

Updated performance information is available by contacting your Financial Advisor or by calling 1-888-793 8637 (Option #1).

Average annual total returns

(for the periods ended December 31, 2010)

One year	0.01%
Five years	2.01
Ten years	1.90

Investment advisor

UBS Global Asset Management (Americas) Inc. ("UBS Global AM") serves as the investment advisor to the fund.

UBS Global Asset Management

Purchase & sale of fund shares

You must be a client of UBS Financial Services Inc. or a client of certain affiliated firms to purchase fund shares. You may purchase or sell fund shares by contacting your Financial Advisor. The fund has a $5,000 minimum investment requirement for investors purchasing shares of the fund by withdrawing from certain deposit account sweep arrangements. The fund has no minimum to add to an account. Shares of the fund may be purchased or redeemed through your Financial Advisor on any business day on which the Boston offices of the fund's custodian and the New York City offices of UBS Financial Services Inc. and its bank are all open for business.

Tax information

The dividends and distributions you receive from the fund are taxable and will generally be taxed as ordinary income, capital gains or some combination of both. If you hold shares through a tax-exempt account or plan, such as an individual retirement account or 401(k) plan, dividends and distributions on your shares generally will not be subject to tax before distributions are made to you from the account or plan.

Payments to broker-dealers and other financial intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your Financial Advisor to recommend the fund over another investment. Ask your Financial Advisor or visit your financial intermediary's Web site for more information.

UBS Global Asset Management

Tax-Free Fund
Fund summary

Investment objective

Maximum current income exempt from federal income tax consistent with liquidity and conservation of capital.

Fees and expenses

These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder transaction expenses (fees paid directly from your investment):

Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	None
Maximum deferred sales charge (load) (as a % of offering price)	None
Maximum account fee
UBS Financial Services Inc. RMA Program	$150
UBS Financial Services Inc. Business Services Account BSA Program	$150

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment):

Management fees*	0.37%
Service (12b-1) fees*	0.15%
Other expenses	0.06%
Total annual fund operating expenses	0.58%

*  Restated to reflect current expenses.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 yr.	3 yrs.	5 yrs.	10 yrs.
Tax-Free Fund	$59	$186	$324	$726

This example does not reflect RMA/Business Services Account BSA program fees.

Principal strategies

Principal investments

The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. To do this, the fund invests in a diversified portfolio of high quality, municipal money market instruments.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. Under normal circumstances, the fund will invest at least 80% of its net assets in investments, the income from which is exempt from federal income tax. While the fund normally does not do so, it may invest in securities that are subject to the federal alternative minimum tax. If the fund were to do so, under normal circumstances, the fund may invest only up to 20% of its net assets in municipal securities that pay interest that is an item of tax preference for purposes of the alternative minimum tax.

Management process

UBS Global Asset Management (Americas) Inc. ("UBS Global AM") acts as the fund's investment advisor. As investment advisor, UBS Global AM makes the fund's investment decisions. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions.

Principal risks

All investments carry a certain amount of risk, and the fund cannot guarantee that it will achieve its investment objective. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any

UBS Global Asset Management

other government agency. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

Municipal securities risk: Municipal securities are subject to interest rate and credit risks. The ability of a municipal issuer to make payments and the value of municipal securities can be affected by uncertainties in the municipal securities market. Such uncertainties could cause increased volatility in the municipal securities market and could negatively impact the fund's net asset value and/or the distributions paid by the fund. Municipalities continue to experience difficulties in the current economic and political environment.

Credit risk: Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

Interest rate risk: The value of the fund's investments generally will fall when short-term interest rates rise, and its yield will tend to lag behind prevailing rates.

Liquidity risk: Although the fund invests in a diversified portfolio of high quality instruments, the fund's investments may become less liquid as a result of market developments or adverse investor perception.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the investment advisor may not produce the desired results.

Performance

Risk/return bar chart and table

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year. The table that follows the bar chart shows the average annual returns over various time periods for the fund's shares.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

Total Return

Total return January 1 to June 30, 2011: 0.00% (Actual total return was 0.0049%)
Best quarter during years shown—3rd quarter, 2007: 0.79%
Worst quarter during years shown—3rd quarter, 2009 & 1st, 2nd & 3rd quarters, 2010: 0.00%
(Actual total return was 0.0024%)

Updated performance information is available by contacting your Financial Advisor or by calling 1-888-793 8637 (Option #1).

Average annual total returns

(for the periods ended December 31, 2010)

One year	0.01%
Five years	1.49
Ten years	1.34

Investment advisor

UBS Global Asset Management (Americas) Inc. ("UBS Global AM") serves as the investment advisor to the fund.

Purchase & sale of fund shares

You must be a client of UBS Financial Services Inc. or a client of certain affiliated firms to purchase fund shares. You may purchase or sell fund shares by contacting your Financial Advisor. The fund has no minimum for initial investments or to add to an account, but reserves the right to establish minimum investment requirements at any time. Shares of the fund may be purchased or redeemed through your Financial Advisor on any business day on which the Boston offices of the fund's custodian

UBS Global Asset Management

and the New York City offices of UBS Financial Services Inc. and its bank are all open for business.

Tax information

The dividends and distributions you receive from the fund generally are not subject to federal income tax. If you are subject to alternative minimum tax, a portion of the dividends paid by the fund may be included in computing such taxes.

Payments to broker-dealers and other financial intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your Financial Advisor to recommend the fund over another investment. Ask your Financial Advisor or visit your financial intermediary's Web site for more information.

UBS Global Asset Management

California Municipal Money Fund
Fund summary

Investment objective

Maximum current income exempt from federal income tax and California personal income tax consistent with liquidity and conservation of capital.

Fees and expenses

These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder transaction expenses (fees paid directly from your investment):

Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	None
Maximum deferred sales charge (load) (as a % of offering price)	None
Maximum account fee
UBS Financial Services Inc. RMA Program	$150
UBS Financial Services Inc. Business Services Account BSA Program	$150

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment):

Management fees*	0.41%
Service (12b-1) fees*	0.15%
Other expenses	0.07%
Total annual fund operating expenses	0.63%

*  Restated to reflect current expenses.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 yr.	3 yrs.	5 yrs.	10 yrs.
California Municipal Money Fund	$64	$202	$351	$786

This example does not reflect RMA/Business Services Account BSA program fees.

Principal strategies

Principal investments

The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. To do this, the fund invests in a diversified portfolio of high quality money market instruments that are exempt from both federal income tax and California personal income tax.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. Under normal circumstances, the fund will invest at least 80% of its net assets in California municipal securities. "California municipal securities" are securities issued by or on behalf of the State of California, its municipalities and public authorities and certain other issuers that pay interest that is exempt from federal income tax as well as California personal income tax. While the fund normally does not do so, it may invest in securities that are subject to the federal alternative minimum tax. If the fund were to do so, under normal circumstances, the fund may invest only up to 20% of its net assets in California municipal securities that pay interest that is an item of tax preference for purposes of the alternative minimum tax.

UBS Global Asset Management

Management process

UBS Global Asset Management (Americas) Inc. ("UBS Global AM") acts as the fund's investment advisor. As investment advisor, UBS Global AM makes the fund's investment decisions. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions.

Principal risks

All investments carry a certain amount of risk, and the fund cannot guarantee that it will achieve its investment objective. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

Municipal securities risk: Municipal securities are subject to interest rate and credit risks. The ability of a municipal issuer to make payments and the value of municipal securities can be affected by uncertainties in the municipal securities market. Such uncertainties could cause increased volatility in the municipal securities market and could negatively impact the fund's net asset value and/or the distributions paid by the fund. Municipalities continue to experience difficulties in the current economic and political environment.

Credit risk: Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

Interest rate risk: The value of the fund's investments generally will fall when short-term interest rates rise, and its yield will tend to lag behind prevailing rates.

Single state concentration risk: Because the fund invests substantially all of its assets in California municipal money market instruments, its performance will be more severely affected by unfavorable political or economic conditions in California than a more geographically diverse fund. California continues to experience financial difficulties due to the economic environment. The further deterioration of California's fiscal situation and the economic situation of its municipalities could cause greater volatility and increase the risk of investing in California.

Related securities concentration risk: Because the fund may invest more than 25% of its total assets in municipal money market instruments that are issued to finance similar projects, certain economic, business or political developments or changes that affect one municipal security also may affect other municipal securities in the same sector.

Liquidity risk: Although the fund invests in a diversified portfolio of high quality instruments, the fund's investments may become less liquid as a result of market developments or adverse investor perception.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the investment advisor may not produce the desired results.

Performance

Risk/return bar chart and table

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year. The table that follows the bar chart shows the average annual returns over various time periods for the fund's shares.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

UBS Global Asset Management

Total Return

Total return January 1 to June 30, 2011: 0.00% (Actual total return was 0.0049%)
Best quarter during years shown—3rd quarter, 2007: 0.77%
Worst quarter during years shown—3rd quarter, 2009 & 1st, 2nd & 3rd quarters, 2010: 0.00%
(Actual total return was 0.0024%)

Updated performance information is available by contacting your Financial Advisor or by calling 1-888-793 8637 (Option #1).

Average annual total returns

(for the periods ended December 31, 2010)

One year	0.01%
Five years	1.42
Ten years	1.24

Investment advisor

UBS Global Asset Management (Americas) Inc. ("UBS Global AM") serves as the investment advisor to the fund.

Purchase & sale of fund shares

You must be a client of UBS Financial Services Inc. or a client of certain affiliated firms to purchase fund shares. You may purchase or sell fund shares by contacting your Financial Advisor. The fund has no minimum for initial investments or to add to an account, but reserves the right to establish minimum investment requirements at any time. Shares of the fund may be purchased or redeemed through your Financial Advisor on any business day on which the Boston offices of the fund's custodian and the New York City offices of UBS Financial Services Inc. and its bank are all open for business.

Tax information

The dividends and distributions you receive from the fund generally are not subject to federal and California state income tax. If you are subject to alternative minimum tax, a portion of the dividends paid by the fund may be included in computing such taxes.

Payments to broker-dealers and other financial intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your Financial Advisor to recommend the fund over another investment. Ask your Financial Advisor or visit your financial intermediary's Web site for more information.

UBS Global Asset Management

New York Municipal Money Fund
Fund summary

Investment objective

Maximum current income exempt from federal income tax and New York State and New York City personal income taxes consistent with liquidity and conservation of capital.

Fees and expenses

These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder transaction expenses (fees paid directly from your investment):

Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	None
Maximum deferred sales charge (load) (as a % of offering price)	None
Maximum account fee
UBS Financial Services Inc. RMA Program	$150
UBS Financial Services Inc. Business Services Account BSA Program	$150

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment):

Management fees*	0.43%
Service (12b-1) fees*	0.15%
Other expenses	0.07%
Total annual fund operating expenses	0.65%

*  Restated to reflect current expenses.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 yr.	3 yrs.	5 yrs.	10 yrs.
New York Municipal Money Fund	$66	$208	$362	$810

This example does not reflect RMA/Business Services Account BSA program fees.

Principal strategies

Principal investments

The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. To do this, the fund invests in a diversified portfolio of high quality money market instruments that are exempt from federal income tax and from both New York State and New York City personal income taxes.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. Under normal circumstances, the fund will invest at least 80% of its net assets in New York municipal securities. "New York municipal securities" are securities issued by or on behalf of the State of New York, its municipalities and public authorities and certain other issuers that pay interest that is exempt from federal income tax as well as New York State and New York City personal income taxes. While the fund normally does not do so, it may invest in securities that are subject to the federal alternative minimum tax. If the fund were to do so, under normal circumstances, the fund may invest only up to 20% of its net assets in New York municipal securities that pay interest that is an item of tax preference for purposes of the alternative minimum tax.

Management process

UBS Global Asset Management (Americas) Inc. ("UBS Global AM") acts as the fund's investment advisor. As

UBS Global Asset Management

investment advisor, UBS Global AM makes the fund's investment decisions. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions.

Principal risks

All investments carry a certain amount of risk, and the fund cannot guarantee that it will achieve its investment objective. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

Municipal securities risk: Municipal securities are subject to interest rate and credit risks. The ability of a municipal issuer to make payments and the value of municipal securities can be affected by uncertainties in the municipal securities market. Such uncertainties could cause increased volatility in the municipal securities market and could negatively impact the fund's net asset value and/or the distributions paid by the fund. Municipalities continue to experience difficulties in the current economic and political environment.

Credit risk: Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

Interest rate risk: The value of the fund's investments generally will fall when short-term interest rates rise, and its yield will tend to lag behind prevailing rates.

Single state concentration risk: Because the fund invests substantially all of its assets in New York municipal money market instruments, its performance will be more severely affected by unfavorable political or economic conditions in New York than a more geographically diverse fund. New York continues to experience financial difficulties due to the economic environment. The further deterioration of New York's fiscal situation and the economic situation of its municipalities could cause greater volatility and increase the risk of investing in New York.

Related securities concentration risk: Because the fund may invest more than 25% of its total assets in municipal money market instruments that are issued to finance similar projects, certain economic, business or political developments or changes that affect one municipal security also may affect other municipal securities in the same sector.

Liquidity risk: Although the fund invests in a diversified portfolio of high quality instruments, the fund's investments may become less liquid as a result of market developments or adverse investor perception.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the investment advisor may not produce the desired results.

Performance

Risk/return bar chart and table

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year. The table that follows the bar chart shows the average annual returns over various time periods for the fund's shares.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

UBS Global Asset Management

Total Return

Total return January 1 to June 30, 2011: 0.00% (Actual total return was 0.0049%)
Best quarter during years shown—3rd quarter, 2007: 0.77%
Worst quarters during years shown—3rd & 4th quarters, 2009 & 1st, 2nd & 3rd quarters, 2010: 0.00%
(Actual total return was 0.0024%)

Updated performance information is available by contacting your Financial Advisor or by calling 1-888-793 8637 (Option #1).

Average annual total returns

(for the periods ended December 31, 2010)

One year	0.01%
Five years	1.42
Ten years	1.25

Investment advisor

UBS Global Asset Management (Americas) Inc. ("UBS Global AM") serves as the investment advisor to the fund.

Purchase & sale of fund shares

You must be a client of UBS Financial Services Inc. or a client of certain affiliated firms to purchase fund shares. You may purchase or sell fund shares by contacting your Financial Advisor. The fund has no minimum for initial investments or to add to an account, but reserves the right to establish minimum investment requirements at any time. Shares of the fund may be purchased or redeemed through your Financial Advisor on any business day on which the Boston offices of the fund's custodian and the New York City offices of UBS Financial Services Inc. and its bank are all open for business.

Tax information

The dividends and distributions you receive from the fund generally are not subject to federal and New York State and New York City income tax. If you are subject to alternative minimum tax, a portion of the dividends paid by the fund may be included in computing such taxes.

Payments to broker-dealers and other financial intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your Financial Advisor to recommend the fund over another investment. Ask your Financial Advisor or visit your financial intermediary's Web site for more information.

UBS Global Asset Management

New Jersey Municipal Money Fund
Fund summary

Investment objective

Maximization of current income exempt from federal income tax and New Jersey personal income tax for residents of the State of New Jersey, consistent with the preservation of capital and the maintenance of liquidity.

Fees and expenses

These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder transaction expenses (fees paid directly from your investment):

Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	None
Maximum deferred sales charge (load) (as a % of offering price)	None
Maximum account fee
UBS Financial Services Inc. RMA Program	$150
UBS Financial Services Inc. Business Services Account BSA Program	$150

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment):

Management fees	0.45%
Service (12b-1) fees	0.12%
Other expenses	0.12%
Total annual fund operating expenses	0.69%

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 yr.	3 yrs.	5 yrs.	10 yrs.
New Jersey Municipal Money Fund	$70	$221	$384	$859

This example does not reflect RMA/Business Services Account BSA program fees.

Principal strategies

Principal investments

The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. To do this, the fund invests in a diversified portfolio of high quality money market instruments that are exempt from both federal income tax and New Jersey personal income tax.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. Under normal circumstances, the fund will invest at least 80% of its net assets in New Jersey municipal securities. "New Jersey municipal securities" are securities issued by or on behalf of the State of New Jersey, its municipalities and public authorities and certain other issuers that pay interest that is exempt from federal income tax as well as New Jersey personal income tax. Under normal circumstances, the fund may invest only up to 20% of its net assets in New Jersey municipal securities that pay interest that is an item of tax preference for purposes of the alternative minimum tax.

Management process

UBS Global Asset Management (Americas) Inc. ("UBS Global AM") acts as the fund's investment advisor. As investment advisor, UBS Global AM makes the fund's investment decisions. UBS Global AM selects money market instruments for the fund based on its assessment of

UBS Global Asset Management

relative values and changes in market and economic conditions.

Principal risks

All investments carry a certain amount of risk, and the fund cannot guarantee that it will achieve its investment objective. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

Municipal securities risk: Municipal securities are subject to interest rate and credit risks. The ability of a municipal issuer to make payments and the value of municipal securities can be affected by uncertainties in the municipal securities market. Such uncertainties could cause increased volatility in the municipal securities market and could negatively impact the fund's net asset value and/or the distributions paid by the fund. Municipalities continue to experience difficulties in the current economic and political environment.

Credit risk: Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

Interest rate risk: The value of the fund's investments generally will fall when short-term interest rates rise, and its yield will tend to lag behind prevailing rates.

Single state concentration risk: Because the fund invests substantially all of its assets in New Jersey municipal money market instruments, its performance will be more severely affected by unfavorable political or economic conditions in New Jersey than a more geographically diverse fund. New Jersey continues to experience financial difficulties due to the economic environment. The further deterioration of New Jersey's fiscal situation and the economic situation of its municipalities could cause greater volatility and increase the risk of investing in New Jersey.

Related securities concentration risk: Because the fund may invest more than 25% of its total assets in municipal money market instruments that are issued to finance similar projects, certain economic, business or political developments or changes that affect one municipal security also may affect other municipal securities in the same sector.

Liquidity risk: Although the fund invests in a diversified portfolio of high quality instruments, the fund's investments may become less liquid as a result of market developments or adverse investor perception.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the investment advisor may not produce the desired results.

Performance

Risk/return bar chart and table

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year. The table that follows the bar chart shows the average annual returns over various time periods for the fund's shares.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

UBS Global Asset Management

Total Return

Total return January 1 to June 30, 2011: 0.00% (Actual total return was 0.0049%)
Best quarter during years shown—2nd quarter, 2007: 0.74%
Worst quarters during years shown—2nd, 3rd & 4th quarters, 2009 & 1st, 2nd & 3rd quarters, 2010: 0.00%
(Actual total return was 0.0024%)

Updated performance information is available by contacting your Financial Advisor or by calling 1-888-793 8637 (Option #1).

Average annual total returns

(for the periods ended December 31, 2010)

One year	0.01%
Five years	1.33
Ten years	1.14

Investment advisor

UBS Global Asset Management (Americas) Inc. ("UBS Global AM") serves as the investment advisor to the fund.

Purchase & sale of fund shares

You must be a client of UBS Financial Services Inc. or a client of certain affiliated firms to purchase fund shares. You may purchase or sell fund shares by contacting your Financial Advisor. The fund has no minimum for initial investments or to add to an account, but reserves the right to establish minimum investment requirements at any time. Shares of the fund may be purchased or redeemed through your Financial Advisor on any business day on which the Boston offices of the fund's custodian and the New York City offices of UBS Financial Services Inc. and its bank are all open for business.

Tax information

The dividends and distributions you receive from the fund generally are not subject to federal and New Jersey state income tax. If you are subject to alternative minimum tax, a portion of the dividends paid by the fund may be included in computing such taxes.

Payments to broker-dealers and other financial intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your Financial Advisor to recommend the fund over another investment. Ask your Financial Advisor or visit your financial intermediary's Web site for more information.

UBS Global Asset Management

UBS RMA Funds

More information about the funds

Additional information about the investment objectives

Each fund's investment objective may not be changed without shareholder approval.

Additional information about investment strategies

Money Market Portfolio seeks to achieve its investment objective by investing in a diversified portfolio of high quality money market instruments of governmental and private issuers, which generally are short-term debt obligations and similar securities. They may also include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. The fund invests in foreign money market instruments only if they are denominated in US dollars.

U.S. Government Portfolio seeks to achieve its investment objective by investing in a diversified portfolio of high quality, US government money market instruments and in related repurchase agreements, which generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. Under normal circumstances, the fund invests at least 80% of its net assets in US government securities, including government securities subject to repurchase agreements. Many US government money market instruments pay income that is generally exempt from state and local income tax, although it may be subject to corporate franchise tax in some states. The fund may invest a significant percentage of its assets in repurchase agreements. Repurchase agreements are transactions in which the fund purchases government securities and simultaneously commits to resell them to the same counterparty at a future time and at a price reflecting a market rate of interest. Income from repurchase agreements may not be exempt from state and local income taxation. Repurchase agreements often offer a higher yield than investments directly in government securities. In deciding whether an investment in a repurchase agreement is more attractive than a direct investment in government securities, the fund considers the possible loss of this tax advantage.

While under normal circumstances U.S. Government Portfolio expects to invest substantially all of its assets in US government money market instruments and in related repurchase agreements, under unusual circumstances, the fund may invest a limited portion of its assets in other types of money market instruments, such as those in which Money Market Portfolio might invest.

Tax-Free Fund seeks to achieve its investment objective by investing in a diversified portfolio of high quality, municipal money market instruments, which generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. Under normal circumstances, the fund will invest at least 80% of its net assets in investments, the income from which is exempt from federal income tax. While the fund normally does not do so, it may invest in securities that are subject to the federal alternative minimum tax. If the fund were to do so, under normal circumstances, the fund may invest only up to 20% of its net assets in municipal securities that pay interest that is an item of tax preference for purposes of the alternative minimum tax.

California Municipal Money Fund seeks to achieve its investment objective by investing in a diversified portfolio of high quality money market instruments that are exempt from both federal income tax and California personal income tax, which generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. Under normal circumstances, the fund will invest at least 80% of its net assets in California municipal securities. "California municipal securities" are securities issued by or on behalf of the State of California, its municipalities and public authorities and certain other issuers that pay interest that is exempt from federal income tax as well as California personal income tax. While the fund normally does not do so, it may invest in securities that are subject to the federal alternative minimum tax. If the fund were to do so, under normal circumstances, the fund may invest only up to 20% of its net assets in California municipal securities that pay interest that is an item of tax preference for purposes of the alternative minimum tax.

UBS Global Asset Management

UBS RMA Funds

New York Municipal Money Fund seeks to achieve its investment objective by investing in a diversified portfolio of high quality money market instruments that are exempt from federal income tax and from both New York State and New York City personal income taxes, which generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. Under normal circumstances, the fund will invest at least 80% of its net assets in New York municipal securities. "New York municipal securities" are securities issued by or on behalf of the State of New York, its municipalities and public authorities and certain other issuers that pay interest that is exempt from federal income tax as well as New York State and New York City personal income taxes. While the fund normally does not do so, it may invest in securities that are subject to the federal alternative minimum tax. If the fund were to do so, under normal circumstances, the fund may invest only up to 20% of its net assets in New York municipal securities that pay interest that is an item of tax preference for purposes of the alternative minimum tax.

New Jersey Municipal Money Fund seeks to achieve its investment objective by investing in a diversified portfolio of high quality money market instruments that are exempt from both federal income tax and New Jersey personal income tax, which generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. Under normal circumstances, the fund will invest at least 80% of its net assets in New Jersey municipal securities. "New Jersey municipal securities" are securities issued by or on behalf of the State of New Jersey, its municipalities and public authorities and certain other issuers that pay interest that is exempt from federal income tax as well as New Jersey personal income tax. Under normal circumstances, the fund may invest only up to 20% of its net assets in New Jersey municipal securities that pay interest that is an item of tax preference for purposes of the alternative minimum tax.

Like all money market funds, each of funds is subject to maturity, quality, diversification and liquidity requirements designed to help it maintain a stable price of $1.00 per share. Each of the funds' investment strategies are designed to comply with these requirements. Each of the funds may invest in high quality, short-term, US dollar denominated money market instruments paying a fixed, variable or floating interest rate.

The California, New York and New Jersey municipal money market funds are organized as "non-diversified" funds. Normally, this would mean that they would not be subject to certain limitations on investments of more than 5% of total assets in the securities of a single issuer. However, because these funds are single state money market funds, they are subject to special regulations that impose substantially the same limitations as normally apply to "diversified" mutual funds. The other funds are subject to even more stringent diversification requirements, which apply to money market funds that are not single state funds.

UBS Global AM may use a number of professional money management techniques to respond to changing economic and money market conditions and to shifts in fiscal and monetary policies. These techniques include varying a fund's composition and weighted average maturity based upon UBS Global AM's assessment of the relative values of various money market instruments and future interest rate patterns. UBS Global AM also may buy or sell money market instruments to take advantage of yield differences.

Additional information about principal risks

The main risks of investing in one or more of the funds are described below. As indicated below, not all of these risks apply to each fund. The fund(s) to which the main risks apply are noted below.

Other risks of investing in a fund, along with further detail about some of the risks described below, are discussed in the funds' Statement of Additional Information ("SAI"). Information on how you can obtain the SAI is on the back cover of this prospectus.

Municipal securities risk (Tax-Free Fund, California Municipal Money Fund, New York Municipal Money Fund and New Jersey Municipal Money Fund). Municipal securities are subject to interest rate, credit, illiquidity, market and political risks. The ability of a municipal issuer to make payments and the value of municipal securities can be affected by uncertainties in

UBS Global Asset Management

UBS RMA Funds

the municipal securities market, including litigation, the strength of the local or national economy, the issuer's ability to raise revenues through tax or other means, the bankruptcy of the issuer affecting the rights of municipal securities holders and budgetary constraints of local, state and federal governments upon which the issuer may be relying for funding. In particular, the municipal securities market can be significantly affected by political changes, including legislation or proposals at either the state or the federal level to eliminate or limit the tax-exempt status of municipal security interest or the tax-exempt status of a municipal security fund's dividends. Similarly, reductions in tax rates may make municipal securities less attractive in comparison to taxable securities. Legislatures also may fail to appropriate funds needed to pay municipal security obligations. These events can cause the value of the municipal securities held by a fund to fall and might adversely affect the tax-exempt status of a fund's investments or of the dividends that a fund pays. In addition, third-party credit quality or liquidity enhancements are frequently a characteristic of the structure of municipal securities purchased by money market funds. Problems encountered by such third-parties (such as issues negatively impacting a municipal security insurer or bank issuing a liquidity enhancement facility) may negatively impact a municipal security even though the related municipal issuer is not experiencing problems.

Credit risk (All funds). Credit risk is the risk that the issuer of a money market instrument will not make principal or interest payments when they are due. Even if an issuer does not default on a payment, a money market instrument's value may decline if the market believes that the issuer has become less able, or less willing, to make payments on time. Even the highest quality money market instruments are subject to some credit risk. The credit quality of an issuer can change rapidly due to market developments and may affect a fund's ability to maintain a $1.00 share price.

Interest rate risk (All funds). The value of money market instruments generally can be expected to fall when short-term interest rates rise and to rise when short-term interest rates fall. Interest rate risk is the risk that interest rates will rise, so that the value of a fund's investments will fall. Also, a fund's yield will tend to lag behind changes in prevailing short-term interest rates. This means that a fund's income will tend to rise more slowly than increases in short-term interest rates. Similarly, when short-term interest rates are falling, a fund's income generally will tend to fall more slowly.

Foreign investing risk (Money Market Portfolio). Foreign investing may involve risks relating to political, social and economic developments abroad to a greater extent than investing in the securities of US issuers. In addition, there are differences between US and foreign regulatory requirements and market practices.

US Government securities risk (Money Market Portfolio and U.S. Government Portfolio). Credit risk is the risk that the issuer will not make principal or interest payments when they are due. There are different types of US government securities with different relative levels of credit risk depending on the nature of the particular government support for that security. US government securities may be supported by (1) the full faith and credit of the US; (2) the ability of the issuer to borrow from the US Treasury; (3) the credit of the issuing agency, instrumentality or government-sponsored entity; (4) pools of assets (e.g., mortgage-backed securities); or (5) the US in some other way. In some cases, there is even the risk of default. For example, for asset backed securities there is the risk those assets will decrease in value below the face value of the security. Similarly, for certain agency issued securities there is no guarantee the US government will support the agency if it is unable to meet its obligations. Further, the US government and its agencies and instrumentalities do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate.

Related securities concentration risk (California Municipal Money Fund, New York Municipal Money Fund and New Jersey Municipal Money Fund). Each of the California, New York and New Jersey municipal money market funds may invest more than 25% of its total assets in municipal money market instruments that are issued to finance similar projects in a given state, such as those relating to education, health care, transportation or utilities. Economic, business or political developments or changes that affect one municipal security may affect other municipal securities in the same sector. As a result, these funds are subject to greater risk than funds that do not follow this practice.

UBS Global Asset Management

UBS RMA Funds

Single state concentration risk (California Municipal Money Fund, New York Municipal Money Fund and New Jersey Municipal Money Fund). The performance of a fund that invests primarily in the municipal money market instruments of a single state will be more severely affected by unfavorable political or economic conditions within that state than a more geographically diversified fund. For example, California residents' high sensitivity to taxes could make it hard to raise taxes in order for that state to meet its obligations, or that state's economy could be hurt by natural disasters. In addition, the deterioration of California's, New York's and New Jersey's fiscal situation as a result of the recent economic environment increases the risk of investing in California, New York and New Jersey municipal securities, respectively, including the risk of potential issuer default, and also heightens the risk that the prices of such municipal securities, and the fund's net asset value, will experience greater volatility. In addition, rating agencies have changed their ratings of California's general obligation bonds over the past few years. Future downgrades could result in a reduction in the market value of the California municipal securities that could be purchased by a fund, which could negatively impact the fund's net asset value and/or the distributions paid by the fund. New York's finance, insurance or real estate industries could experience further economic challenges. California, New York or New Jersey may each experience natural disasters or terrorist attacks in the future. As a result, an investment in a single state municipal money market fund could be more volatile and involve greater risk than an investment in a more geographically diversified fund. The particular risks of investments in California, New York and New Jersey municipal money market instruments are discussed in the SAI.

In addition, a single state municipal money market fund is permitted to invest more than 5% of its total assets in the securities of individual issuers with respect to 25% of its total assets. When a fund holds a large position in the securities of a single issuer, changes in the financial condition or in the market's assessment of that issuer can cause larger changes in the value of the fund's total investments and its income than if the fund held a smaller position.

Liquidity risk (All funds). A fund's investments may become less liquid due to market developments or adverse investor perception. When there is no willing buyer and investments cannot be readily sold at the desired time or price, a fund may have to accept a lower price or may not be able to sell an instrument at all. The inability to sell an instrument could adversely affect a fund's ability to maintain a $1.00 share price or prevent a fund from being able to take advantage of other investment opportunities. This risk may increase during an unusually high volume of redemption requests by even a few large investors or unusual market conditions.

Management risk (All funds). There is the risk that the investment strategies, techniques and risk analyses employed by the advisor may not produce the desired results. The advisor may be incorrect in its assessment of a particular security or assessment of market, interest rate or other trends, which can result in losses to a fund.

An investment in a fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Additional risks

Regulatory risk (All funds). The US Securities and Exchange Commission ("SEC") continues to review the regulation of money market funds and may propose further changes to the rules that govern a fund's operations. Legislative developments may also affect a fund. These changes and developments may affect the investment strategies, performance, yield and operating expenses of a fund.

Securities lending risk (All funds). Securities lending involves the lending of portfolio securities owned by a fund to qualified broker-dealers and financial institutions. When lending portfolio securities, a fund initially will require the borrower to provide the fund with collateral, most commonly cash, which the fund will invest. Although the fund invests this collateral in a conservative manner, it is possible that it could lose money from such an investment or fail to earn sufficient income from its investment to cover the fee or rebate that it has agreed to pay the borrower. Loans of securities also involve a risk that the borrower may fail to return the securities or deliver the proper amount of collateral, which may result in a loss to the fund. In

UBS Global Asset Management

UBS RMA Funds

addition, in the event of bankruptcy of the borrower, the fund could experience losses or delays in recovering the loaned securities. In some cases, these risks may be mitigated by an indemnification provided by the fund's lending agent.

Political risk (Tax-Free Fund, California Municipal Money Fund, New York Municipal Money Fund and New Jersey Municipal Money Fund). Political or regulatory developments could adversely affect the tax-exempt status of interest paid on municipal securities or the tax-exempt status of a municipal money market fund's dividends. In addition, changes to policies regarding the funding of municipalities by local, state or federal governments could adversely affect the value of such municipal securities held by a fund. These developments could also cause the value of a fund's municipal money market instruments to fall.

Structured security risk (All funds). The funds may purchase securities representing interests in underlying assets, but structured to provide certain advantages not inherent in those assets (e.g., enhanced liquidity and yields linked to short-term interest rates). If those securities behaved in a way that UBS Global AM did not anticipate, or if the security structures encountered unexpected difficulties, a fund could suffer a loss. Structured securities represent a significant portion of the short-term securities markets.

Defensive positions for municipal money market funds (Tax-Free Fund, California Municipal Money Fund, New York Municipal Money Fund and New Jersey Municipal Money Fund). During adverse market conditions or when UBS Global AM believes there is an insufficient supply of the municipal securities in which a fund primarily invests, Tax-Free Fund and the California, New York and New Jersey municipal money market funds each may temporarily invest in other types of municipal securities or may invest in money market instruments that pay taxable interest. These investments may not be consistent with achieving a fund's investment objective during the periods that they are held and may entail additional risks (such as those to which Money Market Portfolio is subject).

Other defensive positioning (All funds). During adverse market conditions or when UBS Global AM believes there is an insufficient supply of appropriate money market securities in which to invest, a fund may temporarily hold uninvested cash in lieu of such investments. During periods when such temporary or defensive positions are held, a fund may not be able to fully pursue its investment objective. Such positions may also subject a fund to additional risks, such as increased exposure to cash held at a custodian bank.

UBS Global Asset Management

UBS RMA Funds

Managing your fund account

Buying shares

Introduction. You must be a client of UBS Financial Services Inc. or a client of a UBS Financial Services Inc. correspondent firm to purchase fund shares. Shares of the funds are available primarily through the UBS Financial Services Inc. Resource Management Account® (RMA®) Program, the UBS Financial Services Inc. Business Services Account BSA® Program and certain UBS Financial Services Inc. advisory programs.

The RMA and Business Services Account BSA programs are more fully described in separate materials your Financial Advisor can provide you. Not all correspondent firms have arrangements with UBS Financial Services Inc. to make fund shares available to their customers.

Automatic deposit account sweep program.

UBS Financial Services Inc. administers a bank deposit sweep program under which free cash balances in client brokerage accounts are swept into interest-bearing deposit accounts ("Deposit Account Sweep Program"). Investors who are eligible to participate in the Deposit Account Sweep Program are referred to as "eligible participants" below to distinguish them from other investors in the funds.

UBS Financial Services Inc. brokerage accounts of eligible participants automatically default to the Deposit Account Sweep Program as their primary sweep vehicle unless the eligible participant has selected a tax-exempt money market fund (i.e., Tax-Free Fund, California Municipal Money Fund, New York Municipal Money Fund or New Jersey Municipal Money Fund) as his or her primary sweep option. Eligible participants who do not wish to take part in the Deposit Account Sweep Program should consider selecting a tax-exempt money market fund as their primary sweep fund. This means that absent such selection free cash balances (that is, immediately available funds) of eligible participants will be automatically deposited in bank deposit accounts, not invested in a fund. This will occur without dollar limit, if no cap is selected by the investor. If a cap is selected, available balances in excess of such limit will be automatically invested in the fund selected by the eligible participant. New clients setting a cap on amounts invested pursuant to the Deposit Account Sweep Program will need to select a secondary sweep option.

UBS Financial Services Inc. will require a threshold (e.g., $100,000 for individual ownership and $200,000 for joint ownership accounts, in each case, on a per-account basis) before redirection of cash balances to the funds. (As of the date of this prospectus, these amounts are expected to increase to $250,000 and $500,000, respectively, on or about October 28, 2011; please contact your Financial Advisor regarding the specific timing of any changes to the UBS Financial Services Inc. Deposit Account Sweep Program.) After a cap is reached, uninvested cash will be invested as if the investor were a "non-eligible participant"

Certain limitations apply. For more information, please contact your Financial Advisor at UBS Financial Services Inc. or correspondent firm.

If you would like to place a limit on the amount of available cash that defaults to the Deposit Account Sweep Program, contact your Financial Advisor.

Eligible participants also may purchase shares of Money Market Portfolio and/or U.S. Government Portfolio from available balances in the Deposit Account Sweep Program. See "Buying shares of Money Market Portfolio and/or U.S. Government Portfolio by eligible participants" below.

Selecting your sweep option. UBS Financial Services Inc. requires a client to select a sweep option as part of their account application process. You may have only one primary sweep option at any time. To change your primary sweep option or purchase shares of another fund, contact your Financial Advisor. As noted above, brokerage accounts eligible to participate in the Deposit Account Sweep Program will automatically default to bank deposit accounts as their primary sweep option unless the eligible participant has selected a tax-exempt money market fund as his or her primary sweep option. Non-eligible participants have the option of selecting from the available list of funds.

Background information. Your order to purchase a fund's shares will be effective on the business day on which federal funds become available to the fund. Federal funds are funds deposited by a commercial bank in an account at a Federal Reserve Bank that can be

UBS Global Asset Management

UBS RMA Funds

transferred to a similar account of another bank in one day and thus can be made immediately available to the fund. A business day is any day that the Boston offices of the fund's custodian and the New York City offices of UBS Financial Services Inc. and its bank are all open for business. One or more of these institutions will be closed on the observance of the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day.

Each fund (other than Money Market Portfolio) has adopted a plan pursuant to rule 12b-1 under which the fund pays fees for services provided to its shareholders at the annual rate of 0.15% of its average net assets (0.12% for New Jersey Municipal Money Fund). Money Market Portfolio has adopted a non-rule 12b-1 shareholder services plan under which the fund pays fees for services provided to its shareholders at the annual rate of 0.15% of its average net assets. Therefore, each fund is subject to a shareholder services plan.

The funds, UBS Global AM and UBS Financial Services Inc. have the right to reject a purchase order and to suspend the offering of fund shares for a period of time or permanently.

Buying shares automatically

Non-eligible participants. All free cash balances in RMA individual retirement accounts (including proceeds from the securities you have sold) are automatically invested in your primary sweep option on a daily basis for settlement the next business day. All free cash balances of over $1.00 in other RMA or Business Services Account BSA brokerage accounts (including proceeds from securities you have sold) are automatically invested in your primary sweep option on a daily basis for settlement the next business day. (Federal funds normally are available to be swept into your sweep option on the next business day. Federal funds availability can sometimes take longer for cash balances arising from the sale of securities in your brokerage account.)

Fund shares will be purchased only after all debits and charges to your RMA or Business Services Account BSA brokerage account are satisfied. See "Selling Shares Automatically" below.

Eligible participants. UBS Financial Services Inc. brokerage accounts will automatically default to the Deposit Account Sweep Program as noted above, unless the eligible participant has selected a tax-exempt money market fund as his or her primary sweep option. If a dollar limit cap is selected, available balances in excess of such cap will be automatically invested in the fund selected by the eligible participant.

Buying shares by check or electronic funds transfer credit

RMA and Business Services Account BSA participants may purchase shares of, as applicable, their primary sweep money fund or another fund by placing an order with their Financial Advisor and providing a check from a US bank. You should include your UBS Financial Services Inc. account number on the check. Only non-eligible participants (and eligible participants who are purchasing fund shares in excess of a cap on investments in the Deposit Account Sweep Program) may buy shares by check or electronic funds transfer credit.

Federal funds are deemed available to a fund two business days after the deposit of a personal check or an Electronic Funds Transfer credit initiated by UBS Financial Services Inc. and one business day after deposit of a cashier's or certified check. UBS Financial Services Inc. may benefit from the temporary use of the proceeds of personal checks and Electronic Funds Transfer credits if they are converted to federal funds in less than two business days.

Buying shares by wire

You may purchase fund shares by placing an order through your Financial Advisor and instructing your bank to transfer federal funds by wire to:

UBS AG
ABA 026007993
UBS Financial Services Inc.—RMA
A/C 101WA258640000
[Account Name]/[Brokerage Account Number]

The wire must include your name and RMA or Business Services Account BSA brokerage account number. Only non-eligible participants (and eligible participants who are purchasing fund shares in excess of a cap on investments in the Deposit Account Sweep Program) may buy shares by wire.

UBS Global Asset Management

UBS RMA Funds

If UBS Financial Services Inc. receives funds in the account for a purchase of fund shares by 12:00 noon, Eastern time, on a business day, UBS Financial Services Inc. will execute the purchase on that day. Otherwise, UBS Financial Services Inc. will execute the order on the next business day. UBS Financial Services Inc. and/or your bank may impose a service charge for wire transfers.

Buying shares of Money Market Portfolio and/or U.S. Government Portfolio by eligible participants

Eligible participants may withdraw available balances in the Deposit Account Sweep Program in order to directly purchase shares of Money Market Portfolio and/or U.S. Government Portfolio. The funds have a $5,000 minimum investment requirement for those eligible participants purchasing shares of the funds by withdrawing from the Deposit Account Sweep Program. For more information, please contact your Financial Advisor at UBS Financial Services Inc. or correspondent firm.

Minimum investments

Except as noted above with respect to buying shares of Money Market Portfolio and/or U.S. Government Portfolio by eligible participants, the funds have no minimum for initial investments or to add to an account, but reserve the right to establish minimum investment requirements at any time.

Additional compensation to affiliated dealer

UBS Global AM has entered into an agreement with its affiliate, UBS Financial Services Inc., under which UBS Global AM (or its affiliate UBS Global Asset Management (US) Inc. ("UBS Global AM (US)")) pays UBS Financial Services Inc. additional compensation in connection with the sale of fund shares and the provision of administrative and shareholder services.

The aggregate amount of these payments may be substantial and may represent a significant portion of the advisory and administrative fees charged by UBS Global AM. These payments do not increase the expenses of a fund, but are made by UBS Global AM (or its affiliate UBS Global AM (US)) out of its own legitimate profits or other resources. The payments may include amounts that are sometimes referred to as "revenue sharing" payments.

Selling shares

You may sell your shares by contacting your Financial Advisor in person or by telephone or mail. You may also be able to use the check-writing service to sell your shares. You may not close your account by check. Eligible participants who purchased the shares of Money Market Portfolio and/or U.S. Government Portfolio may sell their shares of the funds and transfer back to the Deposit Account Sweep Program by contacting their Financial Advisor in person or by telephone or mail.

Also, if conditions exist that make cash payments undesirable, each fund reserves the right to honor any request for redemption by making payments in whole or in part in securities, to the extent permitted under applicable law. Additional information is available in the SAI.

Selling shares automatically

Subject to the terms of the Master Account Agreement governing your RMA or Business Services Account BSA or advisory program brokerage account, your fund shares will be sold automatically to settle any outstanding securities purchases, charges or other debits to your UBS Financial Services Inc. brokerage account, unless you instruct your Financial Advisor otherwise.

If you are not participating in the Deposit Account Sweep Program, shares of your primary money fund are always sold first (or if you do not specify which fund's shares are to be sold). If applicable, shares in the other money funds will be sold, if necessary, in the following order: first, Money Market Portfolio; second, U.S. Government Portfolio; third, Tax-Free Fund; and fourth, California Municipal Money Fund, New York Municipal Money Fund or New Jersey Municipal Money Fund. If you sell all your shares in a fund, you will receive cash credits to your RMA or Business Services Account BSA brokerage account for dividends earned on those shares prior to the sale date.

If you are a participant in the Deposit Account Sweep Program and also own shares of one or more funds, amounts to settle any outstanding securities purchases, charges or debits to your UBS Financial Services Inc. brokerage account will come from the following sources in the order indicated: first, proceeds from the sale of shares of Money Market Portfolio; second, proceeds from the sale of shares of U.S. Government

UBS Global Asset Management

UBS RMA Funds

Portfolio; third, Deposit Account Sweep Program balances; fourth, proceeds from the sale of shares of Tax-Free Fund; and fifth, proceeds from the sale of shares of California Municipal Money Fund, New York Municipal Money Fund or New Jersey Municipal Money Fund.

Subject to the terms of the RMA, Business Services Account BSA and advisory programs, UBS Financial Services Inc. will sell fund shares automatically to satisfy outstanding debits and charges in your brokerage account. Debits include amounts due UBS Financial Services Inc. on settlement date for securities purchases, margin loans, UBS Financial Services Inc. checks, federal funds wires arranged by UBS Financial Services Inc. and related fees. Charges include RMA and Business Services Account BSA checks, card purchases, ATM withdrawals, cash advances, Bill Payment Service payments and Automated Clearing House transfers, including Electronic Funds Transfer Debits. Shares are sold to cover debits on the day the debit is generated. Shares are sold automatically to cover RMA and Business Services Account BSA checks and card withdrawals on the day they are paid. Shares are sold automatically to cover card purchases at the end of the card's monthly billing period. Shares are sold to pay for securities purchases on settlement date.

More information regarding "Eligible participants." Eligible participants are individuals, sole proprietors and governmental entities. Custodial and trust accounts are also Eligible Participants if each beneficiary is an Eligible Participant. "Eligible Participants" does not include participants that are: (a) organized or operated to make a profit such as corporations, partnerships, associations, business trusts or other organizations, (b) nonprofit organizations, including organizations described in Sections 501(c)(3) through (13) and (19) of the Internal Revenue Code of 1986, as amended, (c) estates, (d) enrolled in UBS Financial Services Inc. Investment Consulting Services programs (other than InsightOneSM and Employee Self-Directed Accounts) or Private Wealth SolutionsSM, (e) not resident in the United States or (f) retirement plans qualified under Section 401(a) or Section 403(b)(7) of the Internal Revenue Code of 1986, as amended, or under any other employee retirement or welfare plan subject to the Employee Retirement Income Security Act of 1974, as amended ("ERISA").

Additional information about your account

It costs the fund money to maintain shareholder accounts. Therefore, each fund reserves the right to repurchase all shares in any account that has a net asset value of less than $500. If a fund elects to do this with your account, it will notify you that you can increase the amount invested to $500 or more within 60 days. This notice may appear on your account statement. Investors participating in the Deposit Account Sweep Program who wish to increase their fund account balance to $500 or more will need to select a cap on the level of free cash balances swept into the deposit accounts and add sufficient cash to their brokerage accounts so that both the deposit account cap and this minimum is met. If the deposit account cap and fund minimum are not met, the proceeds from the sale of fund shares will be deposited in the investor's brokerage account and swept into the deposit account. Alternatively, investors participating in the Deposit Account Sweep Program who wish to increase their fund account balance may do so as explained in the section above captioned "Buying shares of Money Market Portfolio and/or U.S. Government Portfolio by eligible participants."

If you want to sell shares that you purchased recently, a fund may delay payment to assure that it has received good payment. If you purchased shares by check, this can take up to 15 days.

UBS Financial Services Inc. has the right to terminate your RMA or Business Services Account BSA brokerage account for any reason. In that case, UBS Financial Services Inc. will sell all of the fund shares held in the RMA or Business Services Account BSA brokerage account and will send you the proceeds within three business days.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. If you do not provide the information requested, a fund may not be able to maintain your account. If a fund is unable to verify your identity or that of another person(s) authorized to act on your behalf, the fund and UBS Global AM reserve the right to close your account and/or take such other action they deem reasonable or required by law. Fund shares will be redeemed and valued in accordance with the net asset value next

UBS Global Asset Management

UBS RMA Funds

calculated after the determination has been made to close the account.

You will receive confirmation of your purchases and sales of fund shares on periodic account statements. These periodic statements may be sent monthly except that, if your only fund activity in a quarter was reinvestment of dividends, the activity may be reported on a quarterly rather than a monthly statement.

A fund may suspend redemption privileges or postpone the date of payment beyond the same or next business day (1) for any period (a) during which the New York Stock Exchange (the "NYSE") is closed other than customary weekend and holiday closings or (b) during which trading on the NYSE is restricted; (2) for any period during which an emergency exists as a result of which (a) disposal by the fund of securities owned by it is not reasonably practicable or (b) it is not reasonably practicable for the fund fairly to determine the value of its net assets; (3) for such other periods as the SEC may by order permit for the protection of security holders of the fund; or (4) to the extent otherwise permitted by applicable laws and regulations.

Please note that additional fees may apply for optional RMA/Business Services Account BSA program services. Please refer to the program Account Information Booklet or speak with your Financial Advisor for information regarding program fees in addition to those listed in each "Fund summary" under the caption "Shareholder transaction expenses" appearing towards the front of this prospectus.

Market timing. Frequent purchases and redemptions of fund shares could increase a fund's transaction costs, such as market spreads and custodial fees, and may interfere with the efficient management of a fund's portfolio, which could impact a fund's performance. However, money market funds are generally used by investors for short-term investments, often in place of bank checking or savings accounts or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. UBS Global AM anticipates that shareholders will purchase and sell fund shares frequently because each fund is designed to offer investors a liquid cash option. UBS Global AM also believes that money market funds, such as the funds, are not targets of abusive trading practices because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. For these reasons, each fund's board has not adopted policies and procedures, or imposed redemption fees or other restrictions such as minimum holding periods, to discourage excessive or short-term trading of fund shares.

Other UBS funds that are managed by UBS Global AM that are not money market funds have approved policies and procedures designed to discourage and prevent abusive trading practices. For more information about market timing policies and procedure for these funds, please see the funds' prospectuses.

Pricing and valuation

The price of fund shares is based on net asset value. The net asset value per share is the total value of a fund divided by the total number of shares outstanding. In determining net asset value, each fund normally values its securities at their amortized cost. This method uses a constant amortization to maturity of the difference between the cost of the instrument to the fund and the amount due at maturity. Each fund's net asset value per share is expected to be $1.00, although this value is not guaranteed.

Each fund typically calculates net asset value per share once each business day as of 12:00 noon, Eastern time. Your price for buying or selling shares will be the net asset value that is next calculated after the fund receives your order in good form.

Your Financial Advisor is responsible for making sure that your order is promptly sent to the fund when shares are purchased other than through the automatic program described above.

Each fund's board has delegated to a UBS Global AM valuation committee the responsibility for making fair value determinations with respect to the fund's portfolio securities. The types of securities and other instruments for which such fair value pricing may be necessary include, but are not limited to: securities of an issuer that has entered into a restructuring; fixed-income securities that have gone into default and for which there is no current market value quotation; and securities or instruments that are restricted as to transfer or resale. The need to fair value a fund's portfolio

UBS Global Asset Management

UBS RMA Funds

securities may also result from low trading volume in foreign markets or thinly traded securities or instruments. Various factors may be reviewed in order to make a good faith determination of a security's or instrument's fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the securities or instruments; and the evaluation of forces which influence the market in which the securities or instruments are purchased and sold.

A fund's portfolio holdings may also consist of shares of other investment companies in which the fund invests. The value of each such open-end investment company will generally be its net asset value at the time a fund's shares are priced. Each investment company generally values securities and other instruments in a manner as described in that investment company's prospectus or similar document.

Management

Investment advisor

UBS Global Asset Management (Americas) Inc. ("UBS Global AM") is each fund's investment advisor and administrator. UBS Global AM is a Delaware corporation with offices at One North Wacker Drive, Chicago, IL 60606 and at 1285 Avenue of the Americas, New York, New York 10019-6028. UBS Global AM is an investment advisor registered with the SEC. UBS Global AM is an indirect, wholly owned subsidiary of UBS AG ("UBS"). As of June 30, 2011 UBS Global AM had approximately $151.5 billion in assets under management. UBS Global AM is a member of the UBS Global Asset Management Division, which had approximately $637.9 billion in assets under management worldwide as of June 30, 2011. UBS is an internationally diversified organization headquartered in Zurich and Basel, Switzerland, with operations in many areas of the financial services group of industries.

Advisory fees

Effective March 1, 2011, UBS Global AM acts as the investment advisor and administrator pursuant to contracts covering each fund (each, a "Current Advisory and Administration Contract"). Prior to March 1, 2011, UBS Financial Services Inc. acted as the investment advisor and administrator pursuant to contracts covering each fund (each, a "Previous Advisory and Administration Contract"), and UBS Global AM acted as the sub-advisor and sub-administrator to each fund pursuant to contracts with UBS Financial Services Inc. (each, a "Sub-Advisory and Sub-Administration Contract").

For the most recent fiscal year ended June 30, 2011, (a) UBS Financial Services Inc., the funds' prior investment advisor and administrator for the period July 1, 2010, through February 28, 2011, and (b) UBS Global AM, the funds' current investment advisor and administrator for the period March 1, 2011, until June 30, 2011, were entitled to advisory and administration fees from each fund at the following annual rates based on average daily net assets:

UBS Global Asset	UBS Financial Services Inc.	Management (Americas) Inc.
Money Market Portfolio	0.36%	0.34%
U.S. Government Portfolio	0.38%	0.35%
Tax-Free Fund	0.40%	0.37%
California Municipal Money Fund	0.44%	0.42%
New York Municipal Money Fund	0.45%	0.43%
New Jersey Municipal Money Fund	0.45%	0.45%

(Except for New Jersey Municipal Money Fund's Current Advisory and Administration Contract, the contractual advisory fee rates have been reduced under each Current Advisory and Administration Contract from the level provided in the corresponding Previous Advisory and Administration Contract; the effective fee rates may fluctuate based upon fee breakpoints triggered at different fund asset levels. Concurrent with the reductions in the contractual fee rates, the amounts paid under the shareholder services plans for each fund (except New Jersey Municipal Money Fund) increased to the upper limit allowable under the services plans; however, the net effect of these fee modifications was a decrease in the aggregate contractual management and services fees payable by each fund (other than New Jersey Municipal Money Fund, where fees were unchanged).)

UBS Global Asset Management

UBS RMA Funds

After taking into account voluntary and contractual fee waivers for the most recent fiscal year ended June 30, 2011, (a) UBS Financial Services Inc., the funds' prior investment advisor and administrator for the period July 1, 2010, through February 28, 2011, and (b) UBS Global AM, the funds' current investment advisor and administrator for the period March 1, 2011, until June 30, 2011, received advisory and administration fees from each fund at the following effective annual rates:

	UBS Financial Services Inc.	UBS Global Asset Management (Americas) Inc.*
Money Market Portfolio	0.09%	0.16%
U.S. Government Portfolio	0.05%	0.11%
Tax-Free Fund	0.07%	0.16%
California Municipal Money Fund	0.05%	0.14%
New York Municipal Money Fund	0.06%	0.13%
New Jersey Municipal Money Fund	0.02%	0.07%

*  These amounts do not reflect additional voluntary fee waivers/expense reimbursements by UBS Global AM and/or its affiliates, which effectively combined to ensure that the funds' yield levels remained positive over the relevant period.

UBS Global AM may voluntarily waive fees and/or reimburse fund expenses from time to time. For example, UBS Global AM may voluntarily undertake to waive fees and/or reimburse expenses in the event that fund yields drop below a certain level. Once started, there is no guarantee that UBS Global AM would continue to voluntarily waive its fees and/or reimburse expenses. Waivers/reimbursements may impact a fund's performance.

A discussion regarding the basis for each fund's board's approval of the (1) Previous Advisory and Administration Contract and (2) Sub-Advisory and Sub-Administration Contract is available in the fund's semiannual report to shareholders for the fiscal period ended December 31, 2010. A discussion regarding the basis for each fund's board's approval of the Current Advisory and Administration Contract appears in the fund's annual report to shareholders for the fiscal period ended June 30, 2011.

Other information

To the extent authorized by law, each fund reserves the right to discontinue offering shares at any time, merge, reorganize itself or cease operations and liquidate.

Dividends and taxes

Dividends

Each fund declares dividends daily and pays them monthly. Each fund may distribute all or a portion of its capital gains (if any) to the extent required to ensure that the fund maintains its federal tax law status as a regulated investment company. Each fund will also distribute all or a portion of its capital gains to the extent necessary to maintain its share price at $1.00.

You will receive dividends in additional shares of a fund unless you elect to receive them in cash. Contact your Financial Advisor at UBS Financial Services Inc. or one of its correspondent firms if you prefer to receive dividends in cash. Shares earn dividends on the day they are purchased but not on the day they are sold. Any dividends distributed by the Tax-Free Fund, California Municipal Money Fund, New York Municipal Money Fund and New Jersey Municipal Money Fund derived from taxable interest or capital gains will be subject to federal income tax. In addition, dividends paid by these funds may be taxable under state or local law (except as discussed below) even though all or a portion of these dividends are not subject to federal taxation.

While each fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor's account. As a result, investors whose fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.

Taxes

The dividends that you receive from Money Market Portfolio and U.S. Government Portfolio generally are subject to federal income tax regardless of whether you receive them in additional fund shares or in cash and are expected to be taxed as ordinary income. Such dividends are not eligible for the reduced rate of tax that may apply to certain qualifying dividends on corporate stock.

UBS Global Asset Management

UBS RMA Funds

Although dividends are generally treated as taxable to you in the year they are paid, dividends declared in October, November or December but paid in January are taxable as if they were paid in December.

If you hold fund shares through a tax-exempt account or plan, such as an IRA or 401(k) plan, dividends on your shares generally will not be subject to tax before distributions are made to you from the account or plan.

The exemption from federal and/or certain state taxes for dividends paid by the municipal money funds will not benefit investors in tax-sheltered retirement plans or other entities or individuals not subject to such federal or state taxes. Further, distributions by tax-sheltered retirement plans are generally taxable even if earnings are derived from tax exempt dividends. As a result, the municipal funds are generally not an appropriate investment for tax sheltered retirement plans.

Some states and localities do not tax dividends that are attributable to interest on US Treasury securities and certain other government securities under certain circumstances.

The dividends that you receive from Tax-Free Fund, California Municipal Money Fund, New York Municipal Money Fund and New Jersey Municipal Money Fund generally are not subject to federal income tax.

In addition, California Municipal Money Fund seeks to pay dividends that are exempt from California personal income tax, New York Municipal Money Fund seeks to pay dividends that are exempt from New York State and New York City personal income taxes, and New Jersey Municipal Money Fund seeks to pay dividends that are exempt from New Jersey personal income tax.

Each fund will tell you annually how you should treat its dividends for tax purposes. If you are subject to alternative minimum tax, a portion of the dividends paid by a fund may be included in computing such tax.

You will not recognize any gain or loss on the sale of a fund's shares so long as the fund maintains a share price of $1.00.

Each fund may be required to withhold a 28% (currently scheduled to increase to 31% after 2012) federal tax on all dividends payable to you

•  if you fail to provide the fund or UBS Financial Services Inc. with your correct taxpayer identification number on Form W-9 (for US citizens and resident aliens) or to make required certifications, or

•  if you have been notified by the IRS that you are subject to backup withholding.

Taxable distributions to non-residents are expected to be subject to a 30% withholding tax (or lower applicable treaty rate).

The above is a general and abbreviated discussion of certain tax considerations, and each investor is advised to consult with his or her own tax advisor. There is additional information on taxes in the Statement of Additional Information.

Disclosure of portfolio holdings

Each fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in its semiannual and annual reports to shareholders and is filed with the SEC on Form N-CSR. Each fund's Forms N-Q and Forms N-CSR are available on the SEC's Web site at http://www.sec.gov. Each fund's Forms N-Q and Forms N-CSR may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090. Additionally, you may obtain copies of Forms N-Q and annual and semiannual reports to shareholders from the funds upon request by calling 1-800-647 1568. The semiannual and annual reports for each fund will be posted on the fund's Web site at http://www.ubs.com/usmoneymarketfundsholdings.

Each fund will disclose on UBS Global AM's Web site, within five business days after the end of each month: (i) a complete schedule of portfolio holdings and information regarding the weighted average maturity of the fund,

UBS Global Asset Management

UBS RMA Funds

and (ii) an update for the funds showing additional portfolio characteristics such as exposure to European banks and their affiliates broken down by country and related weighted average life or weighted average maturity information by such country holdings. This information will be posted on the UBS Web site at the following internet address: www.ubs.com/usmoneymarketfundsholdings. In addition, each fund will file with the SEC on Form N-MFP, within five business days after the end of each month, more detailed portfolio holdings information. Each fund's Forms N-MFP will be available on the SEC's Web site, on a delayed basis; UBS Global AM's Web site will also contain a link to these filings which will become publicly available two months after filing with the SEC.

Please consult the funds' SAI for a description of the policies and procedures that govern disclosure of the funds' portfolio holdings.

UBS Global Asset Management

UBS RMA Funds

Financial highlights

The following financial highlights tables are intended to help you understand the funds' financial performance for the past five years. Certain information reflects financial results for a single fund share. In the tables,"total investment return" represents the rate that an investor would have earned on an investment in a fund (assuming reinvestment of all dividends and other distributions).

The information in the financial highlights has been derived from the financial statements audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the funds' financial statements, is included in the funds' annual report to shareholders. You may obtain the funds' annual report without charge by calling 1-800-647 1568.

Selected data for a share of common stock outstanding throughout each year is presented below:

	Money Market Portfolio
	Years ended June 30,
	2011[1]	2010	2009	2008	2007
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.000[2]	0.000[2]	0.010	0.036	0.048
Dividends from net investment income	(0.000)[2]	(0.000)[2]	(0.010)	(0.036)	(0.048)
Distributions from net realized gains	(0.000)[2]	(0.000)[2]	(0.000)[2]	—	—
Total dividends and distributions	(0.000)[2]	(0.000)[2]	(0.010)	(0.036)	(0.048)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[3]	0.01%	0.02%	1.06%	3.74%	4.87%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements by investment advisor/administrator	0.64%	0.70%	0.71%	0.69%	0.71%
Expenses after fee waivers and/or expense reimbursements by investment advisor/administrator	0.26%	0.26%	0.58%	0.56%[4]	0.58%
Net investment income	0.01%	0.01%	1.02%	3.58%	4.76%
Supplemental data:
Net assets, end of year (000's)	$15,378,666	$14,391,541	$16,462,503	$16,791,306	$13,138,666

1  The investment advisory and administration functions for the fund were transferred from UBS Financial Services Inc. to UBS Global Asset Management (Americas) Inc. ("UBS Global AM") on March 1, 2011. As a result, the fund no longer has a sub-advisor/sub-administrator but is managed directly by UBS Global AM.

2  Amount represents less than $0.0005 per share.

3  Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions.

4  In addition to the waiver of advisory and administration fees by UBS Financial Services Inc., the fund was reimbursed in the amount of $877,352 for overcharges related to prior fiscal periods for postage related expenses. The reimbursement represents less than 0.005%.

UBS Global Asset Management

UBS RMA Funds

Financial highlights (continued)

Selected data for a share of common stock outstanding throughout each year is presented below:

	U.S. Government Portfolio
	Years ended June 30,
	2011[1]	2010	2009	2008	2007
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.000[2]	0.000[2]	0.005	0.029	0.046
Dividends from net investment income	(0.000)[2]	(0.000)[2]	(0.005)	(0.029)	(0.046)
Distributions from net realized gains	(0.000)[2]	(0.000)[2]	(0.000)[2]	—	—
Total dividends and distributions	(0.000)[2]	(0.000)[2]	(0.005)	(0.029)	(0.046)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[3]	0.01%	0.02%	0.52%	2.93%	4.67%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements by investment advisor/administrator	0.54%	0.55%	0.56%	0.58%	0.63%
Expenses after fee waivers and/or expense reimbursements by investment advisor/administrator	0.19%	0.22%	0.53%	0.58%[4]	0.63%
Net investment income	0.01%	0.01%	0.37%	2.56%	4.58%
Supplemental data:
Net assets, end of year (000's)	$3,643,896	$3,626,299	$4,662,384	$2,378,477	$1,027,191

1  The investment advisory and administration functions for the fund were transferred from UBS Financial Services Inc. to UBS Global Asset Management (Americas) Inc. ("UBS Global AM") on March 1, 2011. As a result, the fund no longer has a sub-advisor/sub-administrator but is managed directly by UBS Global AM.

2  Amount represents less than $0.0005 per share.

3  Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions.

4  The fund was reimbursed by UBS Financial Services Inc. in the amount of $29,175 for overcharges related to prior fiscal periods for postage related expenses. The ratio excluding the reimbursement is the same since the reimbursement represents less than 0.005%.

UBS Global Asset Management

UBS RMA Funds

Financial highlights (continued)

Selected data for a share of common stock outstanding throughout each year is presented below:

	Tax-Free Fund
	Years ended June 30,
	2011[1]	2010	2009	2008	2007
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.000[2]	0.000[2]	0.007	0.023	0.030
Dividends from net investment income	(0.000)[2]	(0.000)[2]	(0.007)	(0.023)	(0.030)
Distributions from net realized gains	(0.000)[2]	(0.000)[2]	(0.000)[2]	—	—
Total dividends and distributions	(0.000)[2]	(0.000)[2]	(0.007)	(0.023)	(0.030)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[3]	0.01%	0.01%	0.71%	2.35%	3.07%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements by investment advisor/administrator	0.58%	0.59%	0.60%	0.57%	0.59%
Expenses after fee waivers and/or expense reimbursements by investment advisor/administrator	0.24%	0.27%	0.57%	0.57%[4]	0.59%
Net investment income	0.01%	0.01%	0.70%	2.21%	3.03%
Supplemental data:
Net assets, end of year (000's)	$4,108,214	$4,433,260	$5,860,617	$7,442,948	$4,902,889

1  The investment advisory and administration functions for the fund were transferred from UBS Financial Services Inc. to UBS Global Asset Management (Americas) Inc. ("UBS Global AM") on March 1, 2011. As a result, the fund no longer has a sub-advisor/sub-administrator but is managed directly by UBS Global AM.

2  Amount represents less than $0.0005 per share.

3  Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder could pay on fund distributions.

4  The fund was reimbursed by UBS Financial Services Inc. in the amount of $49,815 for overcharges related to prior fiscal periods for postage related expenses. The ratio excluding the reimbursement is the same since the reimbursement represents less than 0.005%.

UBS Global Asset Management

UBS RMA Funds

Financial highlights (continued)

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	California Municipal Money Fund
	Years ended June 30,
	2011[1]	2010	2009	2008	2007
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.000[2]	0.000[2]	0.006	0.022	0.029
Dividends from net investment income	(0.000)[2]	(0.000)[2]	(0.006)	(0.022)	(0.029)
Distributions from net realized gains	—	(0.000)[2]	(0.000)[2]	(0.000)[2]	—
Total dividends and distributions	(0.000)[2]	(0.000)[2]	(0.006)	(0.022)	(0.029)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[3]	0.01%	0.02%	0.63%	2.24%	2.93%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements by investment advisor/administrator	0.63%	0.64%	0.62%	0.59%	0.62%
Expenses after fee waivers and/or expense reimbursements by investment advisor/administrator	0.23%	0.23%	0.54%	0.59%[4]	0.62%
Net investment income	0.01%	0.01%	0.64%	2.10%	2.89%
Supplemental data:
Net assets, end of year (000's)	$882,555	$1,002,907	$1,219,094	$1,762,809	$1,228,688

1  The investment advisory and administration functions for the fund were transferred from UBS Financial Services Inc. to UBS Global Asset Management (Americas) Inc. ("UBS Global AM") on March 1, 2011. As a result, the fund no longer has a sub-advisor/sub-administrator but is managed directly by UBS Global AM.

2  Amount represents less than $0.0005 per share.

3  Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder could pay on fund distributions.

4  The fund was reimbursed by UBS Financial Services Inc. in the amount of $11,143 for overcharges related to prior fiscal periods for postage related expenses. The ratio excluding the reimbursement is the same since the reimbursement represents less than 0.005%.

UBS Global Asset Management

UBS RMA Funds

Financial highlights (continued)

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	New York Municipal Money Fund
	Years ended June 30,
	2011[1]	2010	2009	2008	2007
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.000[2]	0.000[2]	0.006	0.021	0.029
Dividends from net investment income	(0.000)[2]	(0.000)[2]	(0.006)	(0.021)	(0.029)
Distributions from net realized gains	(0.000)[2]	—	(0.000)[2]	—	—
Total dividends and distributions	(0.000)[2]	(0.000)[2]	(0.006)	(0.021)	(0.029)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[3]	0.01%	0.01%	0.65%	2.23%	2.95%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements by investment advisor/administrator	0.65%	0.65%	0.63%	0.61%	0.67%
Expenses after fee waivers and/or expense reimbursements by investment advisor/administrator	0.24%	0.24%	0.55%	0.61%[4]	0.67%
Net investment income	0.01%	0.01%	0.66%	2.03%	2.92%
Supplemental data:
Net assets, end of year (000's)	$760,349	$864,270	$1,090,124	$1,412,899	$832,590

1  The investment advisory and administration functions for the fund were transferred from UBS Financial Services Inc. to UBS Global Asset Management (Americas) Inc. ("UBS Global AM") on March 1, 2011. As a result, the fund no longer has a sub-advisor/sub-administrator but is managed directly by UBS Global AM.

2  Amount represents less than $0.0005 per share.

3  Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder could pay on fund distributions.

4  The fund was reimbursed by UBS Financial Services Inc. in the amount of $9,385 for overcharges related to prior fiscal periods for postage related expenses. The ratio excluding the reimbursement is the same since the reimbursement represents less than 0.005%.

UBS Global Asset Management

UBS RMA Funds

Financial highlights (concluded)

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

	New Jersey Municipal Money Fund
	Years ended June 30,
	2011[1]	2010	2009	2008	2007
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.000[2]	0.000[2]	0.006	0.020	0.028
Dividends from net investment income	(0.000)[2]	(0.000)[2]	(0.006)	(0.020)	(0.028)
Distributions from net realized gains	(0.000)[2]	—	(0.000)[2]	—	—
Total dividends and distributions	(0.000)[2]	(0.000)[2]	(0.006)	(0.020)	(0.028)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[3]	0.01%	0.01%	0.58%	2.05%	2.85%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements by investment advisor/administrator	0.69%	0.69%	0.69%	0.68%	0.75%
Expenses after fee waivers and/or expense reimbursements by investment advisor/administrator	0.23%	0.27%	0.61%	0.68%[4]	0.75%
Net investment income	0.01%	0.01%	0.56%	1.83%	2.82%
Supplemental data:
Net assets, end of year (000's)	$227,876	$271,792	$299,782	$345,615	$179,725

1  The investment advisory and administration functions for the fund were transferred from UBS Financial Services Inc. to UBS Global Asset Management (Americas) Inc. ("UBS Global AM") on March 1, 2011. As a result, the fund no longer has a sub-advisor/sub-administrator but is managed directly by UBS Global AM.

2  Amount represents less than $0.0005 per share.

3  Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder could pay on fund distributions.

4  The fund was reimbursed by UBS Financial Services Inc. in the amount of $2,454 for overcharges related to prior fiscal periods for postage related expenses. The ratio excluding the reimbursement is the same since the reimbursement represents less than 0.005%.

UBS Global Asset Management

[This page intentionally left blank]

UBS Global Asset Management

[This page intentionally left blank]

UBS Global Asset Management

If you want more information about a fund, the following documents are available free upon request:

Annual/Semiannual Reports

Additional information about a fund's investments is available in the fund's annual and semiannual reports to shareholders.

Statement of Additional Information (SAI)

The funds' SAI provides more detailed information about the funds and is incorporated by reference into this prospectus (i.e., it is legally a part of this prospectus).

You may discuss your questions about the funds by contacting your Financial Advisor. You may obtain free copies of the funds' annual and semiannual reports and its SAI by contacting the funds directly at 1-800-647 1568. The funds' annual and semiannual reports and their SAI will also be posted on the UBS Web site at the following internet address: www.ubs.com/usmoneymarketfundsholdings. You may also request other information about the funds and make shareholder inquiries via the telephone number above.

You may review and copy information about a fund, including shareholder reports and the SAI, at the Public Reference Room of the Securities and Exchange Commission. You may obtain information about the operations of the SEC's Public Reference Room by calling the SEC at 1-202-551 8090. You may get copies of reports and other information about a fund:

•  For a fee, by electronic request at publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington,DC 20549-1520; or

•  Free from the EDGAR Database on the SEC's Internet Web site at: http://www.sec.gov.

UBS RMA Money Fund Inc.

—Money Market Portfolio

—U.S. Government Portfolio

Investment Company Act File No. 811-3503

UBS RMA Tax-Free Fund Inc.

Investment Company Act File No. 811-3504

UBS Managed Municipal Trust

—RMA California Municipal Money Fund

—RMA New York Municipal Money Fund

Investment Company Act File No. 811-3946

UBS Municipal Money Market Series

—RMA New Jersey Municipal Money Fund

Investment Company Act File No. 811-6173

© 2011 UBS Global Asset Management (US) Inc. All rights reserved

RMA1

Money Market Funds

Prospectus

UBS Retirement Money Fund

Prospectus

August 29, 2011

Ticker symbol:

PWRXX

This prospectus offers shares of this money market fund to individual retirement accounts and qualified retirement plans.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the fund's shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

Not FDIC Insured. May lose value. No bank guarantee.

UBS Retirement Money Fund

Contents

The fund

What every investor should know about the fund

Fund summary	Page 3

More information about the fund	Page 6

Your investment

Information for managing your fund account

Managing your fund account	Page 8

—Buying shares	Page 8

—Selling shares	Page 10

—Additional information about your account	Page 10

—Retirement plan withdrawals	Page 11

—Market timing	Page 12

—Pricing and valuation	Page 13

Additional information

Additional important information about the fund

Management	Page 13

Dividends and taxes	Page 14

Disclosure of portfolio holdings	Page 15

Financial highlights	Page 16

Where to learn more about the fund	Back Cover

The fund is not a complete or balanced investment program.

UBS Global Asset Management
2

UBS Retirement Money Fund
Fund summary

Investment objective

Current income consistent with liquidity and conservation of capital.

Fees and expenses of the fund

These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)

Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	None
Maximum deferred sales charge (load) (as a % of offering price)	None

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Management fees*	0.39%
Service (12b-1) fees*	0.15%
Other expenses	0.14%
Total annual fund operating expenses	0.68%

*  Restated to reflect current expenses.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 yr.	3 yrs.	5 yrs.	10 yrs.
UBS Retirement Money Fund	$69	$218	$379	$847

Principal strategies

Principal investments

The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. To do this, the fund invests in a diversified portfolio of high quality money market instruments of governmental and private issuers.

Money market instruments generally are short-term debt obligations and similar securities. They may also include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. The fund invests in foreign money market instruments only if they are denominated in US dollars.

Management process

UBS Global Asset Management (Americas) Inc. ("UBS Global AM") acts as the fund's investment advisor. As investment advisor, UBS Global AM makes the fund's investment decisions. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions. UBS Global AM considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.

UBS Global Asset Management
3

Principal risks

All investments carry a certain amount of risk, and the fund cannot guarantee that it will achieve its investment objective. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

Credit risk: Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

US Government securities risk: There are different types of US government securities with different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a US government-sponsored entity, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are therefore riskier than those that are.

Interest rate risk: The value of the fund's investments generally will fall when short-term interest rates rise, and its yield will tend to lag behind prevailing rates.

Foreign investing risk: The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad. However, because the fund's foreign investments must be denominated in US dollars, it generally is not subject to the risk of changes in currency valuations.

Liquidity risk: Although the fund invests in a diversified portfolio of high quality instruments, the fund's investments may become less liquid as a result of market developments or adverse investor perception.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the investment advisor may not produce the desired results.

Performance

Risk/return bar chart and table

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year.

The table that follows the bar chart shows the average annual returns over various time periods for the fund's shares.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

Total Return

Total return January 1 to June 30, 2011: 0.00% (Actual total return was 0.0049%)

Best quarter during years shown—1st quarter, 2001: 1.30%

Worst quarter during years shown—3rd quarter, 2009 & 1st, 2nd & 3rd quarters, 2010: 0.00% (Actual total return was 0.0024%)

Updated performance information is available by contacting your Financial Advisor or by calling 1-888-793 8637 (Option #1).

UBS Global Asset Management
4

Average annual total returns
(for the periods ended December 31, 2010)

One year	0.01%
Five years	2.23%
Ten years	1.95%

Investment advisor

UBS Global Asset Management (Americas) Inc. ("UBS Global AM") serves as the investment advisor to the fund.

Purchase & sale of fund shares

Fund shares are offered to retirement plans, including individual retirement accounts, through brokerage accounts established as retirement plan sweep accounts at UBS Financial Services Inc. or one of its correspondent firms. You must be a client of UBS Financial Services Inc. or a client of certain affiliated firms to purchase fund shares. You may purchase or sell fund shares by contacting your Financial Advisor. The fund has no minimum for initial investments or to add to an account, but reserves the right to establish minimum investment requirements at any time. Shares of the fund may be purchased or redeemed through your Financial Advisor on any business day on which the Boston offices of the fund's custodian and the New York City offices of UBS Financial Services Inc. and its bank are all open for business.

Tax information

Retirement plan participants ordinarily do not pay taxes on dividends they receive on fund shares until they withdraw the proceeds from the plan. Generally, withdrawals from a retirement plan will be taxable as ordinary income.

Payments to broker-dealers and other financial intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your Financial Advisor to recommend the fund over another investment. Ask your Financial Advisor or visit your financial intermediary's Web site for more information.

UBS Global Asset Management
5

UBS Retirement Money Fund

More information about the fund

Additional information about the investment objective

The fund's investment objective may not be changed without shareholder approval.

Additional information about investment strategies

The fund seeks to achieve its investment objective by investing in a diversified portfolio of high quality money market instruments of governmental and private issuers, which generally are short-term debt obligations and similar securities. They may also include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. The fund invests in foreign money market instruments only if they are denominated in US dollars.

Like all money market funds, the fund is subject to maturity, quality, diversification and liquidity requirements designed to help it maintain a stable price of $1.00 per share. The fund's investment strategies are designed to comply with these requirements. The fund may invest in high quality, short-term, US dollar denominated money market instruments paying a fixed, variable or floating interest rate.

UBS Global AM may use a number of professional money management techniques to respond to changing economic and money market conditions and to shifts in fiscal and monetary policy. These techniques include varying the fund's composition and weighted average maturity based upon UBS Global AM's assessment of the relative values of various money market instruments and future interest rate patterns. UBS Global AM also may buy or sell money market instruments to take advantage of yield differences.

Additional information about principal risks

The main risks of investing in the fund are described below. Other risks of investing in the fund, along with further detail about some of the risks described below, are discussed in the fund's Statement of Additional Information ("SAI"). Information on how you can obtain the SAI is on the back cover of this prospectus.

Credit risk. Credit risk is the risk that the issuer of a money market instrument will not make principal or interest payments when they are due. Even if an issuer does not default on a payment, a money market instrument's value may decline if the market believes that the issuer has become less able, or less willing, to make payments on time. Even the highest quality money market instruments are subject to some credit risk. The credit quality of an issuer can change rapidly due to market developments and may affect the fund's ability to maintain a $1.00 share price.

US Government securities risk. Credit risk is the risk that the issuer will not make principal or interest payments when they are due. There are different types of US government securities with different relative levels of credit risk depending on the nature of the particular government support for that security. US government securities may be supported by (1) the full faith and credit of the US; (2) the ability of the issuer to borrow from the US Treasury; (3) the credit of the issuing agency, instrumentality or government-sponsored entity; (4) pools of assets (e.g., mortgage-backed securities); or (5) the US in some other way. In some cases, there is even the risk of default. For example, for asset backed securities there is the risk those assets will decrease in value below the face value of the security. Similarly, for certain agency issued securities there is no guarantee the US government will support the agency if it is unable to meet its obligations. Further, the US government and its agencies and instrumentalities do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate.

Interest rate risk. The value of money market instruments generally can be expected to fall when short-term interest rates rise and to rise when short-term interest rates fall. Interest rate risk is the risk that interest rates will rise, so that the value of the fund's investments will fall. Also, the fund's yield will tend to lag behind changes in prevailing short-term interest rates. This means that the fund's income will tend to rise more slowly than increases in short-term interest rates. Similarly, when short-term interest rates are falling, the fund's income generally will tend to fall more slowly.

UBS Global Asset Management
6

UBS Retirement Money Fund

Foreign investing risk. Foreign investing may involve risks relating to political, social and economic developments abroad to a greater extent than investing in the securities of US issuers. In addition, there are differences between US and foreign regulatory requirements and market practices.

Liquidity risk. The fund's investments may become less liquid due to market developments or adverse investor perception. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the fund may have to accept a lower price or may not be able to sell an instrument at all. The inability to sell an instrument could adversely affect the fund's ability to maintain a $1.00 share price or prevent the fund from being able to take advantage of other investment opportunities. This risk may increase during an unusually high volume of redemption requests by even a few large investors or unusual market conditions.

Management risk. There is the risk that the investment strategies, techniques and risk analyses employed by the advisor may not produce the desired results. The advisor may be incorrect in its assessment of a particular security or assessment of market, interest rate or other trends, which can result in losses to the fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Additional risks

Regulatory risk. The US Securities and Exchange Commission ("SEC") continues to review the regulation of money market funds and may propose further changes to the rules that govern the fund's operations. Legislative developments may also affect the fund. These changes and developments may affect the investment strategies, performance, yield and operating expenses of the fund.

Securities lending risk. Securities lending involves the lending of portfolio securities owned by the fund to qualified broker-dealers and financial institutions. When lending portfolio securities, the fund initially will require the borrower to provide the fund with collateral, most commonly cash, which the fund will invest. Although the fund invests this collateral in a conservative manner, it is possible that it could lose money from such an investment or fail to earn sufficient income from its investment to cover the fee or rebate that it has agreed to pay the borrower. Loans of securities also involve a risk that the borrower may fail to return the securities or deliver the proper amount of collateral, which may result in a loss to the fund. In addition, in the event of bankruptcy of the borrower, the fund could experience losses or delays in recovering the loaned securities. In some cases, these risks may be mitigated by an indemnification provided by the fund's lending agent.

Structured security risk. The fund may purchase securities representing interests in underlying assets, but structured to provide certain advantages not inherent in those assets (e.g., enhanced liquidity and yields linked to short-term interest rates). If those securities behaved in a way that UBS Global AM did not anticipate, or if the security structures encountered unexpected difficulties, the fund could suffer a loss. Structured securities represent a significant portion of the short-term securities market.

Other defensive positioning. During adverse market conditions or when UBS Global AM believes there is an insufficient supply of appropriate money market securities in which to invest, the fund may temporarily hold uninvested cash in lieu of such investments. During such periods when such temporary or defensive positions are held, the fund may not be able to fully pursue its investment objective. Such positions may also subject the fund to additional risks, such as increased exposure to cash held at a custodian bank.

UBS Global Asset Management
7

UBS Retirement Money Fund

Managing your fund account

Buying shares

Introduction. Fund shares are offered to retirement plans, including individual retirement accounts, through brokerage accounts established as retirement plan sweep accounts at UBS Financial Services Inc. or one of its correspondent firms. The types of retirement plans that are eligible to buy fund shares are described below. You can open a retirement plan sweep account by contacting your Financial Advisor.

Automatic deposit account sweep program.

UBS Financial Services Inc. administers a bank deposit sweep program under which free cash balances in client brokerage accounts are swept into interest-bearing deposit accounts ("Deposit Account Sweep Program").

Investors who are eligible to participate in the Deposit Account Sweep Program are referred to as "eligible participants" below to distinguish them from other investors in the fund.

UBS Financial Services Inc. retirement plan sweep accounts of eligible participants automatically default to the Deposit Account Sweep Program as their primary sweep vehicle. This means that free cash balances (that is, immediately available funds) of eligible participants will be automatically deposited in bank deposit accounts, not the fund. This will occur without dollar limit, if no cap is selected by the investor. If a cap is selected, available balances in excess of such limit will be automatically invested in the fund.

UBS Financial Services Inc. will require a threshold (e.g., $100,000 for individual ownership and $200,000 for joint ownership accounts, in each case, on a per-account basis) before redirection of cash balances to the fund. (As of the date of this prospectus, these amounts are expected to increase to $250,000 and $500,000, respectively, on or about October 28, 2011; please contact your Financial Advisor regarding the specific timing of any changes to the UBS Financial Services Inc. Deposit Account Sweep Program.) After a cap is reached, uninvested cash will be invested as if the investor were a "non-eligible participant."

Certain limitations apply. For more information, please contact your Financial Advisor at UBS Financial Services Inc. or correspondent firm.

If you would like to place a limit on the amount of available cash that defaults to the Deposit Account Sweep Program, contact your Financial Advisor or correspondent firm.

Background information. Your order to purchase fund shares will be effective on the business day on which federal funds become available to the fund. Federal funds are funds deposited by a commercial bank in an account at a Federal Reserve Bank that can be transferred to a similar account of another bank in one day and thus can be made immediately available to the fund. A business day is any day that the Boston offices of the fund's custodian and the New York City offices of UBS Financial Services Inc. and its bank are all open for business. One or more of these institutions will be closed on the observance of the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day.

The fund has adopted a plan under rule 12b-1 under which the fund pays fees for services provided to its shareholders at the annual rate of 0.15% of its average net assets.

The fund, UBS Financial Services Inc. and UBS Global AM have the right to reject a purchase order and to suspend the offering of the fund's shares for a period of time or permanently.

Minimum investments

The fund has no minimum for initial investments or to add to an account, but reserves the right to establish minimum investment requirements at any time.

Buying shares automatically

Non-eligible participants. Once your fund account is opened, immediately available funds in your retirement plan sweep account are automatically invested in the fund on a daily basis for settlement the next business day, when federal funds normally are available. For cash

UBS Global Asset Management
8

UBS Retirement Money Fund

balances arising from the sale of securities held in a retirement plan sweep account, federal funds availability can sometimes take longer.

Eligible participants. UBS Financial Services Inc. retirement plan sweep accounts will automatically default to the Deposit Account Sweep Program as noted above. If a dollar limit cap is selected, available balances in excess of such cap will be automatically invested in fund shares.

Buying shares by check

You may buy fund shares by depositing a check from a US bank into your retirement plan sweep account. You should make your check payable to UBS Retirement Money Fund and include your retirement plan sweep account number on the check. Only non-eligible participants (and eligible participants who are purchasing fund shares in excess of a cap on investments in the Deposit Account Sweep Program) may buy shares by check.

Federal funds are deemed available to the fund two business days after the deposit of a personal check and one business day after deposit of a cashier's or certified check. UBS Financial Services Inc. may benefit from the temporary use of the proceeds of personal checks if they are converted to federal funds in less than two business days.

Buying shares by wire

You may buy fund shares by instructing your bank to transfer federal funds by wire to:

UBS AG
ABA 026007993
UBS Financial Services Inc.—Retirement Money Fund
A/C 101WA258640000
[Account Name]/[Brokerage Account Number]

The wire must include your name and retirement plan brokerage account number. Only non-eligible participants (and eligible participants who are purchasing fund shares in excess of a cap on investments in the Deposit Account Sweep Program) may buy shares by wire. Investors wishing to transfer federal funds directly into their retirement plan sweep accounts should contact their UBS Financial Services Inc. Financial Advisors or correspondent firms for appropriate wire instructions.

If UBS Financial Services Inc. receives funds in the account for a purchase of fund shares by 12:00 noon, Eastern time, on a business day, UBS Financial Services Inc. will execute the purchase on that day. Otherwise, UBS Financial Services Inc. will execute the order on the next business day. UBS Financial Services Inc. and/or your bank may impose a service charge for wire purchases.

Retirement plans eligible to buy fund shares

Retirement plans available through UBS Financial Services Inc. that are eligible to buy fund shares (subject to the Deposit Account Sweep Program noted above) include:

•  individual retirement accounts (e.g., traditional, rollover and "SIMPLE" IRAs);

•  simplified employee pension plans;

•  cash or deferred arrangements (i.e., 401(k) plans, including SIMPLE 401(k) plans);

•  profit sharing plans;

•  money purchase plans;

•  defined benefit plans;

•  target benefit plans; and

•  self-employed plans (i.e., "Keoghs").

Other retirement plans also may hold assets in custody at UBS Financial Services Inc. or its correspondent firms and may be eligible to buy fund shares. Contact your Financial Advisor for more information regarding these retirement plans.

Although the amount that you may contribute to a retirement plan in any one year is subject to certain limitations, you may invest and reinvest assets already held in a retirement plan without regard to these limitations.

If UBS Financial Services Inc., UBS Global AM, UBS Trust Company N.A. or any of their affiliates serve as investment manager for, provide investment advice to, or otherwise are fiduciaries within the meaning of the Employee Retirement Income Security Act or the Internal

UBS Global Asset Management
9

UBS Retirement Money Fund

Revenue Code, to the retirement plan, the plan may not buy fund shares. This prohibition does not include retirement plans for which UBS Financial Services Inc., UBS Global AM, UBS Trust Company N.A. or an affiliate may be considered a fiduciary solely because it sponsors a master or prototype plan or because it provides nondiscretionary trust services to a retirement plan.

Additional compensation to affiliated dealer

UBS Global AM has entered into an agreement with its affiliate, UBS Financial Services Inc., under which UBS Global AM (or its affiliate UBS Global Asset Management (US) Inc. ("UBS Global AM (US)")) pays UBS Financial Services Inc. additional compensation in connection with the sale of fund shares and the provision of administrative and shareholder services.

The aggregate amount of these payments may be substantial and may represent a significant portion of the advisory and administrative fees charged by UBS Global AM. These payments do not increase the expenses of the fund, but are made by UBS Global AM (or its affiliate UBS Global AM (US)) out of its own legitimate profits or other resources. The payments may include amounts that are sometimes referred to as "revenue sharing" payments.

Selling shares

You may sell your shares by contacting your Financial Advisor. Your fund shares will also be sold automatically to settle any outstanding securities purchases or other debits to your retirement plan sweep account, unless you instruct your Financial Advisor otherwise. Some investors may also be able to use the checkwriting service to sell shares.

If you are a participant in the Deposit Account Sweep Program and also own shares of the fund, shares of the fund are always sold first to settle any outstanding securities purchases or other debits to your retirement plan sweep account. If there are insufficient amounts in the fund, then cash withdrawals will be made from your bank deposit account to satisfy the debits.

If the proceeds from selling your fund shares remain in the retirement plan sweep account, the adverse tax consequences described below for certain retirement plan distributions will not occur.

Also, if conditions exist that make cash payments undesirable, the fund reserves the right to honor any request for redemption by making payments in whole or in part in securities, to the extent permitted under applicable law.

More information regarding "Eligible Participants."

Eligible participants are individuals, sole proprietors and governmental entities. Custodial and trust accounts are also Eligible Participants if each beneficiary is an Eligible Participant. "Eligible Participants" do not include participants that are (a) organized or operated to make a profit such as corporations, partnerships, associations, business trusts or other organizations, (b) nonprofit organizations, including organizations described in sections 501(c)(3) through (13) and (19) of the Internal Revenue Code of 1986, as amended, (c) estates, (d) enrolled in UBS Financial Services Inc. Investment Consulting Services programs (other than InsightOneSM and Employee Self Directed Accounts) or Private Wealth SolutionsSM, (e) not resident in the United States or (f) retirement plans qualified under Section 401(a) or Section 403(b)(7) of the Internal Revenue Code of 1986, as amended, or under any other employee retirement or welfare plan subject to the Employee Retirement Income Security Act of 1974, as amended ("ERISA").

Additional information about your account

It costs the fund money to maintain shareholder accounts. Therefore, the fund reserves the right to repurchase all shares in any account that has a net asset value of less than $250. If the fund elects to do this with your account, it will notify you that you can increase the amount invested to $250 or more within 60 days. This notice may appear on your account statement. Investors participating in the Deposit Account Sweep Program who wish to increase their fund account balance to $250 or more will need to select a cap on the level of free cash balances swept into the deposit accounts and add sufficient cash to their brokerage accounts so that both the deposit account cap and this minimum are met. If the deposit account cap and fund minimum are not met, the proceeds from the sale of fund shares will be deposited in the investor's brokerage account and swept into the deposit account.

UBS Global Asset Management
10

UBS Retirement Money Fund

If you sell all your shares, you will receive cash credits to your retirement plan sweep account for dividends earned on those shares to the date of sale.

If you want to sell shares that you purchased recently, the fund may delay payment to assure that it has received good payment. If you bought shares by check, this can take up to 15 days.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. If you do not provide the information requested, the fund may not be able to maintain your account. If the fund is unable to verify your identity or that of another person(s) authorized to act on your behalf, the fund and UBS Global AM reserve the right to close your account and/or take such other action they deem reasonable or required by law. Fund shares will be redeemed and valued in accordance with the net asset value next calculated after the determination has been made to close the account.

You will receive confirmation of your purchases and sales of fund shares on periodic account statements. These periodic statements may be sent monthly except that, if your only fund activity in a quarter was reinvestment of dividends, the activity may be reported on a quarterly rather than a monthly statement.

The fund may suspend redemption privileges or postpone the date of payment beyond the same or next business day (1) for any period (a) during which the New York Stock Exchange (the "NYSE") is closed other than customary weekend and holiday closings or (b) during which trading on the NYSE is restricted; (2) for any period during which an emergency exists as a result of which (a) disposal by the fund of securities owned by it is not reasonably practicable or (b) it is not reasonably practicable for the fund fairly to determine the value of its net assets; (3) for such other periods as the SEC may by order permit for the protection of security holders of the fund; or (4) to the extent otherwise permitted by applicable laws and regulations.

Retirement plan withdrawals

A participant's withdrawals from a retirement plan are generally taxable as ordinary income for federal income tax purposes unless they are rolled over tax free to another eligible retirement plan. Withdrawals prior to the time the participant reaches age 59 1/2, becomes permanently disabled or, for certain employer-sponsored plans, is separated from service of the employer who sponsored the plan after reaching age 55, may be subject to an additional 10% penalty tax. Certain distributions from qualified plans which are eligible for rollover treatment will be subject to mandatory 20% withholding if not directly rolled over to an eligible retirement plan. You should consult your tax advisor concerning the timing and tax consequences of withdrawals from your retirement plan and whether an exemption from the 10% penalty tax might apply. The plan administrator of a qualified plan is required to provide plan participants with a written explanation of the participant's right to make a direct rollover of eligible distributions and the withholding consequences of not doing so. Sales of your fund shares through the fund's checkwriting service or systematic withdrawal plan, described below, are treated for federal income tax purposes as taxable withdrawals from your retirement plan and are reported as such to the Internal Revenue Service. As a result, any of these actions could have adverse tax consequences.

You may use the fund's checkwriting services or systematic withdrawal plan only if:

•  you are eligible for distributions from your retirement plan;

•  your retirement plan permits participants to direct the investment of their retirement plan balances; and

•  you are at least 59 1/2 years old or, for certain employer-sponsored plans, you have reached at least age 55 and are separated from service of the employer who sponsored the plan.

For retirement plans that do not permit participants to direct the investment of their plan balances, only the plan fiduciary with investment responsibility may use the checkwriting service or participate in the fund's systematic withdrawal plan.

You may obtain more information about these programs and obtain the forms needed to participate from your Financial Advisor.

UBS Global Asset Management
11

UBS Retirement Money Fund

UBS Financial Services Inc. may modify or terminate the checkwriting service or systematic withdrawal plan (discussed below) at any time or impose service fees for these programs.

Checkwriting service. If you are approved for distributions you may elect to establish checkwriting privileges on your account. Checks may be written for any dollar amount.

Checks will be cleared against the "total withdrawal limit" of a shareholder's UBS Financial Services Inc. brokerage account. The withdrawal limit includes uninvested cash in the brokerage account and balances in money funds or other sweep options.

The date on which the fund's transfer agent or UBS Financial Services Inc. processes the check, not the date you write on it, determines the year in which the distribution is reported to the Internal Revenue Service. If you must take annual required distributions by December 31 in a given year, you need to allow sufficient time for processing your check.

As of the date of this prospectus, shareholders receive copies of their canceled checks monthly; however, it is anticipated that this practice will change in the future so that investors would no longer automatically be sent copies of canceled checks each month. Instead, shareholders would be able to request photocopies of canceled checks. If you have insufficient funds in your account, the check will be returned to the payee. You should not attempt to sell all the shares in your fund account by writing a check because the amount of fund shares may change each day. You also should not use the checks to transfer money from a retirement sweep account to another account, correct excess contributions to a retirement plan or withdraw amounts classified as voluntary contributions to a retirement plan. Your checks may not be used to purchase securities in transactions with UBS Financial Services Inc., written for cash or used to close your account. All sales of fund shares by check will be reported to the Internal Revenue Service as taxable distributions. Charges may be imposed for specially imprinted checks, additional copies of canceled checks, stop payment orders and checks returned for insufficient funds. Charges that you do not otherwise pay may be satisfied through the automatic sale of an appropriate number of your fund shares or a charge against your brokerage account. There will be no withholding election for checks written against your account. To establish checking or request a reorder, contact your Financial Advisor.

Systematic withdrawal plan. Systematic Withdrawal Plans may be established to deduct funds from your withdrawal limit on your UBS Financial Services Inc. brokerage account for a specified dollar amount, weekly, semi-monthly, monthly, quarterly or semi-annually or annually. The minimum withdrawal amounts under the systematic withdrawal plan are $1.00. The systematic withdrawal check will be mailed directly to your address of record or deposited into a non-retirement plan account held at UBS Financial Services Inc. Participation in the plan may result in the automatic sale of a portion of your shares in the fund.

Market timing

Frequent purchases and redemptions of fund shares could increase the fund's transaction costs, such as market spreads and custodial fees, and may interfere with the efficient management of the fund's portfolio, which could impact the fund's performance. However, money market funds are generally used by investors for short-term investments, often in place of bank checking or savings accounts or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. UBS Global AM anticipates that shareholders will purchase and sell fund shares frequently because the fund is designed to offer investors a liquid cash option. UBS Global AM also believes that money market funds, such as the fund, are not targets of abusive trading practices because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. For these reasons, the board has not adopted policies and procedures, or imposed redemption fees or other restrictions such as minimum holding periods, to discourage excessive or short-term trading of fund shares.

Other UBS funds that are managed by UBS Global AM that are not money market funds have approved policies and procedures designed to discourage and prevent abusive trading practices. For more information about market timing policies and procedures for these funds, please see the funds' prospectuses.

UBS Global Asset Management
12

UBS Retirement Money Fund

Pricing and valuation

The price of fund shares is based on net asset value. The net asset value per share is the total value of the fund divided by the total number of shares outstanding. In determining net asset value, the fund normally values its securities at their amortized cost. This method uses a constant amortization to maturity of the difference between the cost of the instrument to the fund and the amount due at maturity. The fund's net asset value per share is expected to be $1.00, although this value is not guaranteed.

The fund typically calculates net asset value per share once each business day as of 12:00 noon, Eastern time. Your price for buying or selling shares will be the net asset value that is next calculated after the fund receives your order in good form.

Your Financial Advisor is responsible for making sure that your order is promptly sent to the fund when shares are purchased other than through the automatic program described above.

The fund's board has delegated to a UBS Global AM valuation committee the responsibility for making fair value determinations with respect to the fund's portfolio securities. The types of securities and other instruments for which such fair value pricing may be necessary include, but are not limited to: securities of an issuer that has entered into a restructuring; fixed-income securities that have gone into default and for which there is no current market value quotation; and securities or instruments that are restricted as to transfer or resale. The need to fair value the fund's portfolio securities may also result from low trading volume in foreign markets or thinly traded securities or instruments. Various factors may be reviewed in order to make a good faith determination of a security's or instrument's fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the securities or instruments; and the evaluation of forces which influence the market in which the securities or instruments are purchased and sold.

The fund's portfolio holdings may also consist of shares of other investment companies in which the fund invests. The value of each such open-end investment company will generally be its net asset value at the time the fund's shares are priced. Each investment company generally values securities and other instruments in a manner as described in that investment company's prospectus or similar document.

Management

Investment advisor

UBS Global Asset Management (Americas) Inc. ("UBS Global AM") is the fund's investment advisor and administrator. UBS Global AM is a Delaware corporation with offices at One North Wacker Drive, Chicago, IL 60606 and at 1285 Avenue of the Americas, New York, New York 10019-6028. UBS Global AM is an investment advisor registered with the SEC. UBS Global AM is an indirect, wholly owned subsidiary of UBS AG ("UBS"). As of June 30, 2011 UBS Global AM had approximately $151.5 billion in assets under management. UBS Global AM is a member of the UBS Global Asset Management Division, which had approximately $637.9 billion in assets under management worldwide as of June 30, 2011. UBS is an internationally diversified organization headquartered in Zurich and Basel, Switzerland, with operations in many areas of the financial services group of industries.

Advisory fees

Effective March 1, 2011, UBS Global AM acts as the investment advisor and administrator pursuant to a contract with the fund ("Current Advisory and Administration Contract"). Prior to March 1, 2011, UBS Financial Services Inc. acted as the investment advisor and administrator pursuant to a contract with the fund ("Previous Advisory and Administration Contract"), and UBS Global AM acted as the sub-advisor and sub-administrator pursuant to a contract with UBS Financial Services Inc. ("Sub-Advisory and Sub-Administration Contract").

For the most recent fiscal year ended June 30, 2011, (a) UBS Financial Services Inc., the fund's prior investment advisor and administrator for the period July 1, 2010, through February 28, 2011, and (b) UBS Global AM, the fund's current investment advisor and administrator for the period March 1, 2011, until June 30, 2011, were entitled to advisory and administration fees from the fund at annual rates of 0.41% and 0.38%, respectively, of the fund's average daily net assets. (The

UBS Global Asset Management
13

UBS Retirement Money Fund

contractual advisory fee rate has been reduced under the Current Advisory and Administration Contract from the level provided in the Previous Advisory and Administration Contract; the effective fee rate may fluctuate based upon fee breakpoints triggered at different fund asset levels. Concurrent with the reduction in the contractual fee rate, the amount paid under the shareholder services plan increased to the upper limit allowable under the services plan; however, the net effect of these fee modifications was a decrease in the aggregate contractual management and services fees payable by the fund.)

After taking into account voluntary and contractual fee waivers for the most recent fiscal year ended June 30, 2011, (a) UBS Financial Services Inc., the fund's prior investment advisor and administrator for the period July 1, 2010, through February 28, 2011, and (b) UBS Global AM, the fund's current investment advisor and administrator for the period March 1, 2011, until June 30, 2011, received advisory and administration fees at the effective annual rates of 0.01% and 0.11%, respectively. (The amount for UBS Global AM does not reflect additional voluntary fee waivers/expense reimbursements by UBS Global AM and/or its affiliates, which effectively combined to ensure that the fund's yield levels remained positive over the relevant period.)

UBS Global AM may voluntarily waive fees and/or reimburse fund expenses from time to time. For example, UBS Global AM may voluntarily undertake to waive fees and/or reimburse expenses in the event that fund yields drop below a certain level. Once started, there is no guarantee that UBS Global AM would continue to voluntarily waive its fees and/or reimburse expenses. Waivers/reimbursements may impact the fund's performance.

A discussion regarding the basis for the board's approval of the (1) Previous Advisory and Administration Contract and (2) Sub-Advisory and Sub-Administration Contract appears in the fund's semiannual report to shareholders for the fiscal period ended December 31, 2010. A discussion regarding the basis for the board's approval of the Current Advisory and Administration Contract is available in the fund's annual report to shareholders for the fiscal period ended June 30, 2011.

Other information

To the extent authorized by law, the fund reserves the right to discontinue offering shares at any time, merge, reorganize itself or cease operations and liquidate.

Dividends and taxes

Dividends

The fund declares dividends daily and pays them monthly. The fund may distribute all or a portion of its capital gains (if any) to the extent required to ensure that the fund maintains its federal tax law status as a regulated investment company. The fund will also distribute all or a portion of its capital gains to the extent necessary to maintain its share price at $1.00.

You will receive dividends in additional shares of the fund. Shares earn dividends on the day they are purchased but not on the day they are sold.

While the fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor's fund account. As a result, investors whose fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.

The fund notifies its shareholders following the end of each calendar year of the amount of all dividends paid that year.

Taxes

Retirement plan participants ordinarily do not pay taxes on dividends they receive on fund shares until they withdraw the proceeds from the plan.

Generally, withdrawals from a retirement plan will be taxable as ordinary income. Withdrawals will be subject to an additional tax equal to 10% of the amount distributed unless the withdrawals are used to pay certain higher education expenses, certain acquisition costs of first-time home buyers, or in certain situations, are made after the participant:

•  reaches age 59 1/2;

•  becomes permanently disabled; or

UBS Global Asset Management
14

UBS Retirement Money Fund

•  for certain employer-sponsored plans, reaches at least age 55 and separates from service of the employer who sponsored the plan.

You should consult your tax advisor concerning the timing and tax consequences of withdrawals from your retirement plan.

The failure of a retirement plan to make sufficient distributions to a participant after the participant reaches age 70 1/2 may be subject to an excise tax. Moreover, certain contributions to a retirement plan in excess of the amounts permitted by law may be subject to an excise tax.

If you hold fund shares other than through a retirement account or plan, the dividends that you receive from the fund generally are subject to federal income tax regardless of whether you receive them in additional fund shares or in cash. For these shareholders, the fund expects that its dividends will be taxed as ordinary income.

Although dividends are generally treated as taxable to you in the year they are paid, dividends declared in October, November or December but paid in January are taxable as if they were paid in December.

The fund may be required to withhold a 28% (currently scheduled to increase to 31% after 2012) federal tax on all dividends payable to you

•  if you fail to provide the fund or UBS Financial Services Inc. with your correct taxpayer identification number on Form W-9 (for US citizens and resident aliens) or to make required certifications, or

•  if you have been notified by the IRS that you are subject to backup withholding.

Taxable distributions to non-residents are expected to be subject to a 30% withholding tax (or lower applicable treaty rate).

The above is a general and abbreviated discussion of certain tax considerations, and each investor is advised to consult with his or her own tax advisor. There is additional information on taxes in the fund's SAI.

Disclosure of portfolio holdings

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in its semiannual and annual reports to shareholders and is filed with the SEC on Form N-CSR. The fund's Forms N-Q and Forms N-CSR are available on the SEC's Web site at http://www.sec.gov. The fund's Forms N-Q and Forms N-CSR may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551 8090. Additionally, you may obtain copies of Forms N-Q and annual and semiannual reports to shareholders from the fund upon request by calling 1-800-647 1568. The semiannual and annual reports for the fund will be posted on the fund's Web site at http://www.ubs.com/usmoneymarketfundsholdings.

The fund will disclose on UBS Global AM's Web site, within five business days after the end of each month: (i) a complete schedule of portfolio holdings and information regarding the weighted average maturity of the fund, and (ii) an update for the fund showing additional portfolio characteristics such as exposure to European banks and their affiliates broken down by country and related weighted average life or weighted average maturity information by such country holdings. This information will be posted on the UBS Web site at the following internet address: www.ubs.com/
usmoneymarketfundsholdings. In addition, the fund will file with the SEC on Form N-MFP, within five business days after the end of each month, more detailed portfolio holdings information. The fund's Forms N-MFP will be available on the SEC's Web site, on a delayed basis; UBS Global AM's Web site will also contain a link to these filings which will become publicly available two months after filing with the SEC.

Please consult the fund's SAI for a description of the policies and procedures that govern disclosure of the fund's portfolio holdings.

UBS Global Asset Management
15

UBS Retirement Money Fund

Financial highlights

The following financial highlights table is intended to help you understand the fund's financial performance for the past five years. Certain information reflects financial results for a single fund share. In the table, "total investment return" represents the rate that an investor would have earned on an investment in the fund (assuming reinvestment of all dividends and distributions).

The information in the financial highlights has been derived from the financial statements audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the fund's financial statements, is included in the fund's annual report to shareholders. The annual report may be obtained without charge by calling 1-800-647 1568.

	Years ended June 30,
	2011[1]	2010	2009	2008	2007
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.000[2]	0.000[2]	0.009	0.035	0.046
Dividends from net investment income	(0.000)[2]	(0.000)[2]	(0.009)	(0.035)	(0.046)
Distributions from net realized gains	(0.000)[2]	(0.000)[2]	(0.000)[2]	—	(0.000)[2]
Total dividends and distributions	(0.000)[2]	(0.000)[2]	(0.009)	(0.035)	(0.046)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[3]	0.01%	0.01%	0.96%	3.60%	4.68%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements by investment advisor/administrator	0.72%	0.74%	0.75%	0.77%	0.83%
Expenses after fee waivers and/or expense reimbursements by investment advisor/administrator	0.26%	0.27%	0.66%	0.66%[4]	0.77%
Net investment income	0.01%	0.01%	0.90%	3.47%	4.57%
Supplemental data:
Net assets, end of year (in millions)	$1,418	$1,551	$1,984	$1,794	$1,548

1  The investment advisory and administration functions for the fund were transferred from UBS Financial Services Inc. to UBS Global Asset Management (Americas) Inc. ("UBS Global AM") on March 1, 2011. As a result, the fund no longer has a sub-advisor/sub-administrator but is managed directly by UBS Global AM.

2  Amount represents less than $0.0005 per share.

3  Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.

4  In addition to the waiver of advisory and administration fees by UBS Financial Services Inc., the fund was reimbursed in the amount of $867,557, or 0.05% of average daily net assets, for overcharges related to prior fiscal periods for postage related expenses.

UBS Global Asset Management
16

[This page intentionally left blank]

UBS Global Asset Management
17

[This page intentionally left blank]

UBS Global Asset Management
18

If you want more information about the fund, the following documents are available free upon request:

Annual/semiannual reports

Additional information about the fund's investments is available in its annual and semiannual reports to shareholders.

Statement of Additional Information (SAI)

The SAI provides more detailed information about the fund and is incorporated by reference into this prospectus (i.e., it is legally a part of this prospectus).

You may discuss your questions about the fund by contacting your Financial Advisor. You may obtain free copies of the fund's annual and semiannual reports and its SAI by contacting the fund directly at 1-800-647 1568. The fund's annual and semiannual reports and its SAI will also be posted on the UBS Web site at the following internet address: www.ubs.com/usmoneymarketfundsholdings. You may also request other information about the fund and make shareholder inquiries via the telephone number above.

You may review and copy information about the fund, including shareholder reports and the SAI, at the Public Reference Room of the Securities and Exchange Commission. You may obtain information about the operations of the SEC's Public Reference Room by calling the SEC at 1-202-551 8090. You can get copies of reports and other information about the fund:

•  For a fee, by electronic request at publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-1520; or

•  Free from the EDGAR Database on the SEC's Internet Web site at: http://www.sec.gov.

UBS RMA Money Fund Inc.

—UBS Retirement Money Fund

Investment Company Act File No. 811-3503

© 2011 UBS Global Asset Management (US) Inc. All rights reserved.

Q-423